Logo: Liberty

photo of young man and young woman

                   LIBERTY TAX-MANAGED FUNDS

                       Semiannual Report
                        April 30, 2001

                                                No taxable income or capital
                                            gains distributions since inception

PRESIDENT'S MESSAGE

photo of Stephen E. Gibson

Dear Shareholder:

Once again, we are happy to report that, as of April 30, 2001, all the funds in the Liberty family of tax-managed funds have avoided passing taxable gains on to our shareholders. We are proud that our management teams have met our continuing commitment of helping shareholders reduce their tax exposure while pursuing their investment goals. We know that lessening your tax burden is an important component of your investment strategy.

During this reporting period, we have seen the value style of investing return to favor. This is a change from several years ago when the economic environment was particularly challenging for value fund managers. The Liberty Tax-Managed Value Fund benefited from this shift in investor preference and posted a strong return. The returns for our growth funds, in part, reflect the current environment for growth stocks. Growth stocks once propelled market returns. Now they have generally been the overall leaders of market decline. Your growth fund managers will continue their strategy of analyzing companies and industry sectors for those opportunities that they believe offer good growth potential.

As professional investment managers we know that these shifts between growth and value have been repeated many times over the years. Since these shifts are hard to anticipate, our line of tax-managed funds contains both growth and value to give investors an opportunity to take advantage of both investing styles. Ask your financial advisor about the risks and potential rewards of these funds and how they may help you reach your investment goals.

For a detailed look at your particular fund's performance and the investment strategies employed by the team of portfolio managers during this period, I encourage you to read the reports that follow my letter.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
June 15, 2001

sidebar box:

Performance Highlights
Liberty Tax-Managed Aggressive Growth Fund
Net asset value per share as of 4/30/01 ($)
         Class A                8.51
         Class B                8.45
         Class C                8.45
         Class Z                8.51
Liberty Tax-Managed Growth Fund
Net asset value per share as of 4/30/01 ($)
         Class A               15.31
         Class B               14.81
         Class C               14.80
         Class E               15.26
         Class F               14.82
         Class Z               15.39
Liberty Tax-Managed Growth Fund II
Net asset value per share as of 4/30/01 ($)
         Class A                9.69
         Class B                9.60
         Class C                9.58
         Class Z                9.70
Liberty Tax-Managed Value Fund
Net asset value per share as of 4/30/01 ($)
         Class A               11.64
         Class B               11.49
         Class C               11.49
         Class Z               11.67
Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.


artwork:

Not FDIC Insured
May Lose Value
No Bank Guarantee

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.

SOLID RETURNS WITHOUT A TAX BITE

No new taxes

In keeping with our funds' objective, we have again achieved solid returns without passing taxable distributions to our shareholders. For those keeping track, this marks the ninth consecutive report - for the Liberty Tax-Managed Growth Fund, the eldest in our tax-managed family -- in which we have reported that there was no payment of taxable distributions. We want to remind you that we can't guarantee this will always be the case, we are proud of our "non-taxing" track record and will strive to continue the streak.

The chart on this page offers a comparison between pre-tax and after-tax returns for the Liberty line of tax-managed products. As you can see, the after-tax performance retained the full percentage return of the pre-tax numbers for the time periods shown. The returns assume that shares were held through the end of the period. In this case, total returns after taxes are the same as the pre-tax returns because none of the funds distributed taxable gains during the period. AS INDICATED ON THE CHART, HAD YOU SOLD YOUR SHARES AT THE END OF THE PERIOD, YOU MAY HAVE REALIZED A CAPITAL GAIN (OR LOSS) AND YOUR AFTER-TAX RETURN, AFTER PAYING FEDERAL INCOME TAX (OR DEDUCTING A LOSS), WOULD HAVE BEEN DIFFERENT.

In the future, the funds may be required to distribute taxable income and capital gains from time to time. In addition, market conditions may limit the funds' ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may also require the funds to sell securities and realize gains. Finally, the ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.


Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the historically highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


chart:

                           AVERAGE ANNUAL TOTAL RETURN
                        CLASS A SHARES WITH SALES CHARGE
                      FOR THE PERIOD THAT ENDED 4/30/01 (%)

                                      One     Life of
                                      year     fund**
--------------------------------------------------------------------------------
Liberty Tax-Managed Aggressive Growth Fund (since 8/1/00)*
   Returns before taxes                n/a     -30.81
   Returns after taxes on
     distributions                     n/a     -30.81
   Returns after taxes on
     distributions and sale of
     fund shares**                     n/a     -18.61
   S&P MidCap 400                      n/a       5.17
--------------------------------------------------------------------------------
Liberty Tax-Managed Growth Fund (since 12/30/96)
   Returns before taxes              -23.53      8.63
   Returns after taxes on
     distributions                   -23.53      8.63
   Returns after taxes on
     distributions and sale of
     fund shares**                   -14.21      7.09
   S&P 500                           -12.97     14.41
--------------------------------------------------------------------------------
Liberty Tax-Managed Growth Fund II (since 3/7/00)
   Returns before taxes              -22.79    -21.16
   Returns after taxes on
     distributions                   -22.79    -21.16
   Returns after taxes on
     distributions and sale of
     fund shares**                   -13.76    -16.86
   S&P 500                           -12.97     -6.32
--------------------------------------------------------------------------------
Liberty Tax-Managed Value Fund (since 6/1/99)
   Returns before taxes                4.19     -4.57
   Returns after taxes on
     distributions                     4.19     -4.57
   Returns after taxes on
     distributions and sale of
     fund shares**                     2.53     -3.64
   S&P 500                           -12.97     -0.97
--------------------------------------------------------------------------------

 * Returns are cumulative for funds in existence less than one year.
** Index performance for in the "life of fund" category begins on the last day of the month closest to inception. For example if the inception date is March 7, 2000, then index performance is from February 28, 2000.

Indexes do not reflect any deduction for fees, expenses or taxes. After-tax returns are shown for class A shares only; after-tax returns for other share classes will vary.

PORTFOLIO MANAGER'S REPORT - LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND


sidebar chart:

Top 10 equity holdings as of 4/30/01 (%)

Univision Communications CI A      2.9
Forest Laboratories                2.9
Four Seasons Hotel                 2.8
MGIC Investment Corp               2.7
Fiserv                             2.6
Louis Dreyfus Natural Gas          2.5
Constellation Brands Inc.          2.4
Fastenal                           2.4
Tiffany & Company                  2.4
Cox Radio, Inc.                    2.4

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.


Bought
COX RADIO (2.4% of net assets) is one of the nation's largest radio station owners, with more than 80 stations in 18 markets. The company also syndicates radio programs, and in 2000 created Cox Radio Interactive to further develop its stations as Internet properties. Despite softening advertising spending due to a slowing economy, strategic acquisitions and high ratings gave Cox Radio a competitive advantage.


Bought
BED BATH & BEYOND (2.3% of net assets), a superstore for domestic products, has approximately 250 stores in 39 states. New store openings bolstered the company's growth. Quality management and a strong national housing market helped enable the company to post upward earnings revisions in spite of the economic slowdown.


2


Liberty Tax-Managed Aggressive Growth Fund
Co-managed by William Garrison and Steve Hayward, this fund invests primarily in stocks of small- and medium-capitalization companies in seeking long-term capital growth while reducing shareholder exposure to taxes.

A TOUGH SIX MONTHS FOR GROWTH INVESTORS
During a difficult period for the market in general and for growth stocks in particular, Liberty Tax-Managed Aggressive Growth Fund struggled. For the six months ended April 30, 2001, the fund, which declined 31.15% (class A shares, unadjusted for sales charge), significantly underperformed the negative 1.40% return of its benchmark, the S&P MidCap 400 Index. The fund lagged the index because of its distinct growth orientation. Unlike the fund, the index carries a significant value component that performed well.

A CONTINUED FOCUS ON GROWTH
In spite of the turmoil that hit the market, we continued to look for growth opportunities. There were no dramatic shifts in the portfolio, although we worked to maintain a well-diversified portfolio to help insulate the fund from declines in specific areas. In addition, we reduced our technology holdings. We recognized that the sector was suffering a cyclical downturn despite the fact that it has enjoyed the highest growth rate in the market. Among the sectors that offered strong growth and positive returns for the fund were consumer-oriented stocks and shares of energy companies.

In these sectors, the fund's holdings in Univision Communications (2.9% of net assets), the largest Spanish-language broadcaster in the United States, performed well. As the Hispanic population continues to expand, Univision has added to its networks and gathered increasing advertising dollars from companies looking to take advantage of this burgeoning market. On the energy side, UTI Energy (1.9% of net assets), a drilling company, profited greatly from a tight market for natural gas in the United States. On the down side, some of the fund's holdings in technology tended to decline, particularly those with any exposure to the telecommunications field. One such holding was Power-One, a manufacturer of power conversion products. We sold off our position in Power-One because the company's share price was falling and it had suddenly stopped receiving orders. Its main customers were carrying excess inventory.

MARKET DIFFICULTIES CREATE TAX-SAVING OPPORTUNITIES
With many stocks on the decline, we utilized one particular strategy in our effort to manage the tax impact on the fund. Specifically, we sold shares in some of the high-quality growth companies that had populated the fund since its inception in August 2000, replacing them with comparable small- and mid-capitalization peers in the same industries. For example, we sold our holdings in Flextronics, a contract manufacturer for electronics firms. Even though this company has been taking advantage of a significant manufacturing outsourcing trend in the technology sector, the cyclical downturn in the sector caused this stock to fall. We replaced this tech investment with holdings in Plexus, a similar company (2.3% of net assets). By doing so, we were able to maintain exposure to an industry that we believe should improve going forward and log a tax loss that can be used to offset future gains.

A BRIGHT OUTLOOK
There are two factors that we believe set the stage for improving corporate fundamentals in the second half of 2001. First, the aggressive interest rate cuts instituted by the Federal Reserve Board starting in early 2001 should help revive a faltering economy. In addition, the tax cut that Congress passed should put more money back into consumers' pockets, improve spending and help sustain economic growth.


/s/ William M. Garrison               /s/ Steve Hayward


    William M. Garrison                   Steve Hayward


WILLIAM M. GARRISON and STEVE HAYWARD are portfolio managers at Stein Roe & Farnham and members of the eight-person investment management team for Liberty Tax-Managed Aggressive Growth Fund.


Tax-reduction techniques are used only if the fund's advisor believes they will not materially impact the fund's pre-tax return. The fund expects to distribute taxable income and capital gains from time to time. Market conditions may limit the fund's ability to generate tax losses or to avoid dividend income. The ability to use certain tax-management techniques may be curtailed or eliminated in the future by tax legislation, regulations, administrative interpretations or court decisions.

The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

PERFORMANCE INFORMATION - LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND

Value of a $10,000 investment
8/1/00 - 4/30/01

Value of a $10,000 investment in all
share classes, 8/01/00-4/30/01 ($)

              without     with
               sales      sales
               charge    charge
----------------------------------
 Class A      7,343       6,919
----------------------------------
 Class B      7,291       6,926
----------------------------------
 Class C      7,291       7,218
----------------------------------
 Class Z      7,343       n/a

 chart


                          Class A shares      Class A shares        S&P
                       without sales charge   with sales charge   MidCap 400
 8/1/00                      10000               9425              10000
 08/01/2000 - 08/31/2000     11648              10978.2            11117
 09/01/2000 - 09/30/2000     11708.6            11035.3            11041.4
 10/01/2000 - 10/31/2000     10664.2            10051              10667.1
 11/01/2000 - 11/30/2000      8335.11            7855.84            9861.73
 12/01/2000 - 12/31/2000      8913.57            8401.04           10616.2
 01/01/2001 - 01/31/2001      9500.08            8953.83           10852.9
 02/01/2001 - 02/28/2001      7722.62            7278.57           10233.2
 03/01/2001 - 03/31/2001      6756.52            6368.02            9472.87
 04/01/2001 - 04/30/2001      7342.54            6918.7            10517.7

Past performance does not guarantee future investment results. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Returns and value of an investment will vary, resulting in a gain or loss on sale. The S&P MidCap 400 Index tracks the performance of mid-capitalization US stocks. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from July 31, 2000.


CUMULATIVE TOTAL RETURN AS OF 4/30/01 (%)

 Share class                     A                            B                           C                     Z
 Inception date               8/1/00                       8/1/00                      8/1/00                8/1/00
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge

---------------------------------------------------------------------------------------------------------------------------
 Six months            -31.15        -35.09        -31.52         -34.95        -31.52        -32.21         -31.20
---------------------------------------------------------------------------------------------------------------------------
 Life of fund          -26.57        -30.81        -27.09         -30.74        -27.09        -27.82         -26.57
---------------------------------------------------------------------------------------------------------------------------


Cumulative total return as of 3/31/01 (%)
 Share class                     A                            B                           C                     Z
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge

---------------------------------------------------------------------------------------------------------------------------
 Six months            -42.30        -45.63        -42.55         -45.42        -42.63        -43.20         -42.23

---------------------------------------------------------------------------------------------------------------------------
 Life of fund          -32.44        -36.34        -32.79         -36.15        -32.87        -33.54         -32.36
---------------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the contingent deferred sales charge (CDSC) maximum charge of 5% for class B shares and 1% for the life of the fund for class C shares.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

PORTFOLIO MANAGER'S REPORT - LIBERTY TAX-MANAGED GROWTH FUNDS

Liberty Tax-Managed Growth Fund
Top 10 equity holdings as of 4/30/01 (%)

Citigroup                          3.7
General Electric                   3.3
Viacom Class B                     3.2
Bank of America                    3.2
JP Morgan Chase & Co               3.1
Sprint PCS                         3.1
Tyco International                 3.0
McGraw-Hill Companies              3.0
Eli Lilly                          2.9
Lehman Brothers                    2.6

Liberty Tax-Managed Growth Fund II
Top 10 equity holdings as of 4/30/01 (%)

AOL Time Warner                    3.5
Viacom Class B                     3.2
Tyco International                 3.2
Citigroup                          3.2
American General                   3.1
JP Morgan Chase & Co               3.1
General Electric                   2.8
Lehman Brothers                    2.8
Bank of America                    2.7
McGraw-Hill Companies              2.7

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

Subadvised by a team of investment professionals at Stein Roe Investment Counsel LLC, each fund invests primarily in large- and mid-cap stocks in seeking long-term capital growth while reducing shareholder exposure to taxes.

During the six months ended April 30, 2001, LIBERTY TAX-MANAGED GROWTH FUND declined 16.70% (class A shares, unadjusted for sales charge) and LIBERTY TAX-MANAGED GROWTH FUND II declined 16.10% (class A shares, unadjusted for sales charge). Both funds lagged the negative 12.06% return of the S&P 500. However, the funds' performance held up better than their peers. The return of the Morningstar(R) Large Cap Growth Category1 was a negative 22.55%.

The stock market had a rough go of it during the period, led by sharp declines in technology and telecommunications stocks. The funds' returns lagged that of the broad market primarily because of their growth focus. Growth stocks generally underperformed the broad market indexes.

NO TAXABLE DISTRIBUTIONS
The good news is that we have maintained our record of no taxable distributions since the inception of either fund. As a result, shareholders did not suffer the double indignity of having to pay capital gains taxes while watching asset values decline. We used market volatility to harvest additional tax losses, which should help us maintain high tax efficiency this year.


----------------------
1 (C)2001 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The infor mation contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

AN UPGRADE IN QUALITY
We also took advantage of market volatility to upgrade the quality of the portfolio. We sold the more speculative or weaker-performing holdings. We also switched into other similarly depressed stocks that we think should recover sooner, and in which we have a higher degree of confidence regarding their long-term growth prospects.

For example, in the technology sector we sold shares in Sycamore Networks, semiconductor equipment firm Applied Materials and electronic equipment manufacturer Motorola, while adding to existing holdings in data storage companies EMC (2.2% of net assets in Growth, 2.4% of net assets in Growth II) and Network Appliance (1.2% of net assets in Growth, 1.4% of net assets in Growth II), as well as specialized semiconductor maker Xilinx (2.5% of net assets in Growth, 2.5% of net assets in Growth II). In the telecom sector, we sold XO Communications and Level 3, bought WorldCom (2.0% of net assets in Growth, 1.8% of net assets in Growth II), and increased our holdings in Sprint PCS (3.2% of net assets in Growth, 2.2% of net assets in Growth II).

We also added attractively valued, high-quality stocks that we believe are well positioned to weather the current economic slowdown. Tactically, the funds' holdings are positioned to take advantage of the current climate of falling interest rates which we believe should be followed by an eventual economic recovery. Accordingly we have overweightings relative to the market in financials as well as consumer cyclical stocks and the capital goods sectors.

ECONOMY MAY TURN BY YEAR'S END
For several reasons, we believe we've seen both the economy and the stock market reach a bottom. First, the Federal Reserve Board has been lowering interest rates. Second, the tax cut passed by Congress should help prop up consumer spending. Finally, inventories have been reduced, alleviating a build-up that has restrained the economy.

We believe the stage is set for renewed corporate profit growth by the end of this year. The stock market typically rebounds well in advance of an acceleration in economic growth and corporate profits. We believe that the funds, with their emphasis on leading growth companies and other select companies with improving fundamentals, are well positioned to take advantage of this scenario.


/s/ William M. Hughes

William M. Hughes


/s/ Stephen Berman

Stephen Berman


WILLIAM M. HUGHES and STEVE BERMAN are senior equity analysts at Stein Roe & Farnham and are members of the eight-person investment management team for Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Growth Fund II.

The fund's approach offers the potential for long-term growth, but also involves the possibility of losses due to the sensitivity of growth stock prices to changes in current or expected earnings.

 Liberty Tax-Managed Growth Fund
 Equity sector breakdown as of 4/30/01 (%)

pie chart:
      Financials 24.5
      Technology 16.1
      Consumer cyclical 15.6
      Health care 11.0
      Capital goods 10.9
      Consumer staples 9.2
      Other 12.7


 Liberty Tax-Managed Growth Fund II
 Equity sector breakdown as of 4/30/01 (%)

pie chart:
      Financials 23.6
      Technology 15.8
      Consumer cyclical 12.7
      Consumer staples 12.1
      Health care 10.8
      Capital goods 10.8
      Communication services 4.9
      Energy 2.3
      Other 7.0


Sector breakdowns are calculated as a percentage of equity market value. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdowns in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the US Office of Management and Budget. The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

PERFORMANCE INFORMATION - LIBERTY TAX-MANAGED GROWTH FUND

Value of a $10,000 investment
12/30/96 - 4/30/01

Value of a $10,000 investment in all
share classes, 12/30/96-4/30/01 ($)

              without     with
               sales     sales
               charge    charge
----------------------------------
 Class A      15,188      14,315
----------------------------------
 Class B      14,692      14,492
----------------------------------
 Class C      14,683      14,683
----------------------------------
 Class E      15,139      14,382
----------------------------------
 Class F      14,702      14,502
----------------------------------
 Class Z      15,268      n/a

 line charts:

                           Class A shares     Class A shares         S&P 500
                     without sales charge  with sales charge          Index
 12/30/96                           10000              9425          10000
 12/30/96-12/31/96                   9960              9387.3        10000
 01/01/1997 - 01/31/1997            10386.3            9789.08       10624
 02/01/1997 - 02/28/1997            10227.4            9639.3        10707.9
 03/01/1997 - 03/31/1997             9672.03           9115.89       10268.9
 04/01/1997 - 04/30/1997             9959.29           9386.63       10880.9
 05/01/1997 - 05/31/1997            10723.2           10106.6        11545.8
 06/01/1997 - 06/30/1997            11239             10592.7        12059.5
 07/01/1997 - 07/31/1997            12131.3           11433.8        13018.3
 08/01/1997 - 08/31/1997            11595.1           10928.4        12289.3
 09/01/1997 - 09/30/1997            12348.8           11638.7        12961.5
 10/01/1997 - 10/31/1997            11942.5           11255.8        12528.6
 11/01/1997 - 11/30/1997            12220.8           11518.1        13108.6
 12/01/1997 - 12/31/1997            12389.4           11677          13334.1
 01/01/1998 - 01/31/1998            12627.3           11901.2        13480.8
 02/01/1998 - 02/28/1998            13499.9           12723.6        14452.7
 03/01/1998 - 03/31/1998            14085.8           13275.8        15192.7
 04/01/1998 - 04/30/1998            14075.9           13266.5        15347.7
 05/01/1998 - 05/31/1998            13728.2           12938.8        15083.7
 06/01/1998 - 06/30/1998            14035.7           13228.7        15696.1
 07/01/1998 - 07/31/1998            13926.3           13125.5        15529.7
 08/01/1998 - 08/31/1998            11674.4           11003.1        13285.7
 09/01/1998 - 09/30/1998            12428.5           11713.9        14137.3
 10/01/1998 - 10/31/1998            13281.1           12517.5        15285.2
 11/01/1998 - 11/30/1998            14204.2           13387.4        16211.5
 12/01/1998 - 12/31/1998            15047.9           14182.7        17145.3
 01/01/1999 - 01/31/1999            15227             14351.4        17862
 02/01/1999 - 02/28/1999            15029             14164.9        17306.5
 03/01/1999 - 03/31/1999            15742.9           14837.7        17998.7
 04/01/1999 - 04/30/1999            16079.8           15155.2        18695.3
 05/01/1999 - 05/31/1999            15732.5           14827.9        18254.1
 06/01/1999 - 06/30/1999            17002.1           16024.5        19263.5
 07/01/1999 - 07/31/1999            16575.3           15622.3        18664.4
 08/01/1999 - 08/31/1999            16456             15509.8        18571.1
 09/01/1999 - 09/30/1999            16148.3           15219.7        18062.3
 10/01/1999 - 10/31/1999            17051             16070.5        19205.6
 11/01/1999 - 11/30/1999            17240.2           16248.9        19595.5
 12/01/1999 - 12/31/1999            19274.6           18166.3        20747.7
 01/01/2000 - 01/31/2000            18341.7           17287          19706.2
 02/01/2000 - 02/29/2000            18510.4           17446.1        19333.7
 03/01/2000 - 03/31/2000            19532.2           18409.1        21224.5
 04/01/2000 - 04/30/2000            18719.7           17643.3        20585.7
 05/01/2000 - 05/31/2000            17826.7           16801.7        20163.7
 06/01/2000 - 06/30/2000            18709.2           17633.4        20659.7
 07/01/2000 - 07/31/2000            18669.9           17596.3        20337.4
 08/01/2000 - 08/31/2000            19900.2           18755.9        21600.4
 09/01/2000 - 09/30/2000            18907.2           17820          20459.9
 10/01/2000 - 10/31/2000            18232.2           17183.8        20373.9
 11/01/2000 - 11/30/2000            16130             15202.6        18768.5
 12/01/2000 - 12/31/2000            16318.8           15380.4        18860.4
 01/01/2001 - 01/31/2001            17459.4           16455.5        19530
 02/01/2001 - 02/28/2001            15366             14482.5        17750.8
 03/01/2001 - 03/31/2001            14166             13351.4        16627.2
 04/01/2001 - 04/30/2001            15188.5           14315.2        17917.4

Past performance does not guarantee future investment results. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Returns and value of an investment will vary, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from December 31, 1996.

Average annual total return as of 4/30/01 (%)

 Share class                A                 B                 C                 E                  F            Z
 Inception date         12/30/96          12/30/96          12/30/96          12/30/96           12/30/96      1/11/99
                    without   with    without   with     without   with    without   with    without   with    without
                     sales    sales    sales    sales     sales    sales    sales    sales    sales    sales    sales
                    charge   charge   charge   charge    charge   charge   charge   charge   charge   charge   charge
---------------------------------------------------------------------------------------------------------------------------
 Six months
 (cumulative)        -16.70   -21.49   -17.03   -21.18   -17.09   -17.92    -16.79   -20.95   -17.07   -21.21   -16.63
---------------------------------------------------------------------------------------------------------------------------
 One year            -18.87   -23.53   -19.51   -23.54   -19.52   -20.33    -19.00   -23.05   -19.50   -23.53   -18.70
---------------------------------------------------------------------------------------------------------------------------
 Life of fund         10.13     8.63     9.29     8.94     9.27     9.27     10.05     8.75     9.31     8.96    10.26
---------------------------------------------------------------------------------------------------------------------------


Average annual total return as of 3/31/01 (%)
 Share class                A                 B                 C                 E                  F            Z
                    without   with    without   with     without   with    without   with    without   with    without
                     sales    sales    sales    sales     sales    sales    sales    sales    sales    sales    sales
                    charge   charge   charge   charge    charge   charge   charge   charge   charge   charge   charge
---------------------------------------------------------------------------------------------------------------------------
 Six months
 (cumulative)        -25.08   -29.39   -25.38   -29.11   -25.38   -26.12    -25.09   -28.84   -25.28   -29.02   -25.03
---------------------------------------------------------------------------------------------------------------------------
 One year            -27.48   -31.65   -28.02   -31.62   -28.02   -28.74    -27.57   -31.19   -28.01   -31.61   -27.30
---------------------------------------------------------------------------------------------------------------------------
 Life of fund          8.54     7.04     7.71     7.34     7.71     7.71      8.47     7.17     7.73     7.36     8.67
---------------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter -0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class Z share performance information includes returns for the fund's class A shares (as its expense structure more closely resembles that of the newer class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and class Z shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class Z shares would have been higher.

PERFORMANCE INFORMATION - LIBERTY TAX-MANAGED GROWTH FUND II

Value of a $10,000 investment
3/7/00 - 4/30/01

Value of a $10,000 investment in all
share classes 3/7/00-4/30/01 ($)

              without     with
               sales      sales
               charge    charge
-----------------------------------
 Class A      8,075       7,612
-----------------------------------
 Class B      8,000       7,680
-----------------------------------
 Class C      7,983       7,983
-----------------------------------
 Class Z      8,083       n/a


 line charts:

                        Class A shares    Class A shares         S&P 500
                  without sales charge   with sales charge        Index
 3/6/00                         10000           9425            10000
 03/06/00-03/31/00              10450           9849.12         10978
 04/01/2000 - 04/30/2000         9858.53        9291.66         10647.6
 05/01/2000 - 05/31/2000         9441.51        8898.63         10429.3
 06/01/2000 - 06/30/2000         9866.38        9299.07         10685.8
 07/01/2000 - 07/31/2000         9883.16        9314.87         10519.1
 08/01/2000 - 08/31/2000        10492           9888.67         11172.4
 09/01/2000 - 09/30/2000        10016.7         9440.71         10582.5
 10/01/2000 - 10/31/2000         9625.02        9071.58         10538
 11/01/2000 - 11/30/2000         8516.22        8026.54          9707.64
 12/01/2000 - 12/31/2000         8666.1         8167.8          9755.21
 01/01/2001 - 01/31/2001         9265.8         8733.01         10101.5
 02/01/2001 - 02/28/2001         8090.89        7625.67         9181.27
 03/01/2001 - 03/31/2001         7499.45        7068.23         8600.1
 04/01/2001 - 04/30/2001         8075           7611.94         9267.46

Past performance does not guarantee future investment results. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Returns and value of an investment will vary, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from February 29, 2000.

Average annual total return as of 4/30/01 (%)

 Share class                     A                            B                           C                     Z
 Inception date               3/7/00                       3/7/00                      3/7/00                3/7/00
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
---------------------------------------------------------------------------------------------------------------------------
 Six months
 (cumulative)          -16.10        -20.90        -16.59         -20.76        -16.70        -17.53         -16.23
---------------------------------------------------------------------------------------------------------------------------
 One year              -18.09        -22.79        -18.85         -22.91        -18.95        -19.76         -18.07
---------------------------------------------------------------------------------------------------------------------------
 Life of fund          -16.99        -21.16        -17.67         -20.54        -17.82        -17.82         -16.92
---------------------------------------------------------------------------------------------------------------------------


Average annual total return as of 3/31/01 (%)
 Share class                     A                            B                           C                     Z
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
---------------------------------------------------------------------------------------------------------------------------
 Six months
 (cumulative)          -25.12        -29.41        -25.38         -29.11        -25.40        -26.14         -25.00
---------------------------------------------------------------------------------------------------------------------------
 One year              -28.23        -32.38        -28.71         -32.27        -28.73        -29.44         -27.99
---------------------------------------------------------------------------------------------------------------------------
 Life of fund          -23.66        -27.77        -24.13         -26.99        -24.21        -24.21         -23.42
---------------------------------------------------------------------------------------------------------------------------


Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter -0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

PORTFOLIO MANAGER'S REPORT - LIBERTY TAX-MANAGED VALUE FUND

sidebar:

Top 10 equity holdings as of 4/30/01 (%)

Philip Morris                      3.3
Berkshire Hathaway Class A         3.3
ConAgra Foods                      3.0
Aetna                              2.9
Procter & Gamble                   2.8
AT&T Corporation                   2.8
Phillips Petroleum                 2.7
Johnson & Johnson                  2.6
USX-Marathon Group                 2.4
XL Capital Ltd - Class A           2.4

Portfolio holdings are calculated as a percentage of total net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings in the future.

STOCK STORIES

Bought
When the retailer JC PENNEY COMPANY, INC. (1.0% of net assets) was struggling between upscale competitors and major discounters, the company hired Allen Questrom, noted for successfully turning around other retailers, in an effort to reverse its own downward path. We bought the stock when it was selling at recessionary levels. We thought that investors were discounting the company's subsidiary, Eckerd Drugs. Drugstores typically sell at a higher multiple to their earnings, since patients typically buy the medicines they need regardless of the state of the economy. The stock was a good performer this period.

Held
PHILIP MORRIS COMPANIES INC. (3.3% of net assets) was one of the biggest contributors to the fund's performance this period. Although Philip Morris is the world's largest tobacco firm, it also owns Kraft Foods, Inc., the largest food company in the United States and the second largest in world. Fundamentals for food companies continue to improve. We saw the stock price for Philip Morris continue its rise.

Managed by Scott Schermerhorn, this fund invests primarily in value-priced, large- and mid- capitalization companies to achieve long-term capital growth while reducing shareholder exposure to taxes.

VALUE INVESTING BENEFITS AS INVESTORS TURN CONSERVATIVE
During this reporting period, the pendulum of investor favor has swung toward value investing. Investors realized that a company with a good story might be just that -- a company with a good story but not the fundamentals to support its valuation. Investors have become more conservative during this six-month period, which worked very well for the value-investing style. The class A shares of the Liberty Tax-Managed Value Fund returned 2.02% (unadjusted for sales charge) for the six-month period that ended April 30, 2001. While this return seems small compared to the outsized returns of recent years, the fund's dramatic outperformance of its benchmark was what set it apart in this environment. As measured by the S&P 500, the market declined 12.06% during this period. Fund performance also surpassed the return of its secondary benchmark: the S&P Barra Value, which posted a return of negative 0.42%.

The driver of market decline continued to be technology. In this sector, the fund was significantly underweight compared to the S&P 500 (9.5% of equity investments vs. 19.6% for the index). More importantly, the fund was well positioned in technology. The fund's technology exposure has been in service companies -- providers like the Electronic Data Systems (2.1% of net assets) -- which overall performed well.

TELECOMMUNICATIONS-- STICKING WITH ESTABLISHED CARRIERS
We maintained our holdings in AT&T (2.8% of net assets) and WorldCom (2.2% of net assets), which were both strong performers during this period. Historically, the fund's telecommunications investments tended to hurt performance. In their assumption that long distance would soon be offered for free, investors drove the stock prices for these two companies to levels that, in our opinion, were unbelievably cheap. In our analysis of the future of long distance service, we assumed the service would be free. So we performed a discounted cash flow analysis for the last six years for both AT&T and WorldCom. Our analysis did not include any other services, including cable that are offered by the companies. We simply looked at the value of this "dying" asset alone and saw that it was greater than the whole stock price. Our analysis revealed that, when this shakeout in the telecommunications sector is over, we expect the established carriers should be the ones to remain standing.

CALIFORNIA'S ENERGY CRISIS AFFECTS FUND PERFORMANCE
Fund performance was hurt by our positions in two California utilities, PG&E Corporation (0.9% of net assets) and Edison International (1.1% of net assets). When the California legislature deregulated utilities, it created a situation in which distribution companies like PG&E and Edison had unlimited exposure to rising power costs since they bought power from providers free to charge market prices. However, the distribution companies lacked the ability to pass higher costs along to consumers. As a result, PG&E declared bankruptcy. Other distributors have been teetering on the brink. In an effort to avert other utilities from declaring bankruptcy, at the end of March, the State Public Utilities Commission approved the largest rate increase in California history. Despite the current situation, we are not planning to sell the positions in these utilities. We still believe in the underlying fundamentals for these companies. We are going to maintain our holdings because we feel California has to find a solution to this crisis.

ECONOMIC TURNAROUND POSSIBLE BY YEAR'S END
We believe that the economic slowdown should continue for most of the year. Despite the Federal Reserve Board's cuts in interest rates during the first quarter of 2001, we believe the effect of those interest-rate reductions should not affect the economy before the end of the year. We intend to maintain the same conservative strategy in our stock selections that we employed during this period. We do not believe this is a time to rotate into cyclical businesses, such as paper, aluminum and steel. Based on where we see the valuations, we remain focused on stable non-cyclical businesses.


/s/ Scott B. Schermerhorn

Scott B. Schermerhorn


SCOTT B. SCHERMERHORN is a portfolio manager at Liberty Funds and a member of the eight-person investment management team for Liberty Tax-Managed Value Fund.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

PERFORMANCE INFORMATION - LIBERTY TAX-MANAGED VALUE FUND

Value of a $10,000 investment
6/1/99 - 4/30/01

Value of a $10,000 investment in all
share classes, 6/1/99-4/30/01 ($)

              without     with
               sales      sales
               charge    charge
-----------------------------------
 Class A      9,700       9,142
-----------------------------------
 Class B      9,575       9,192
-----------------------------------
 Class C      9,575       9,575
-----------------------------------
 Class Z      9,725       n/a



                         Class A shares      Class A shares      S&P 500        S&P/
                      without sales charge  with sales charge     Index      Barra Value
 6/1/99                        10000               9425           10000        10000
 06/01/99-06/30/99             10200               9613.5         10553        10384
 07/01/1999 - 07/31/1999        9732.84            9173.2         10224.8      10064.2
 08/01/1999 - 08/31/1999        9358.13            8820.03        10173.7       9809.55
 09/01/1999 - 09/30/1999        8641.29            8144.42         9894.92      9426
 10/01/1999 - 10/31/1999        8865.97            8356.17        10521.3       9957.62
 11/01/1999 - 11/30/1999        8799.47            8293.5         10734.8       9898.87
 12/01/1999 - 12/31/1999        8749.32            8246.23        11366.1      10271.1
 01/01/2000 - 01/31/2000        8357.35            7876.8         10795.5       9944.45
 02/01/2000 - 02/29/2000        7740.57            7295.49        10591.4       9322.92
 03/01/2000 - 03/31/2000        8623.77            8127.91        11627.3      10295.3
 04/01/2000 - 04/30/2000        8773.83            8269.33        11277.3      10226.3
 05/01/2000 - 05/31/2000        9215.15            8685.28        11046.1      10258
 06/01/2000 - 06/30/2000        8723.98            8222.35        11317.9       9852.83
 07/01/2000 - 07/31/2000        8607.08            8112.17        11141.3      10049.9
 08/01/2000 - 08/31/2000        9089.94            8567.27        11833.2      10724.2
 09/01/2000 - 09/30/2000        9123.57            8598.97        11208.4      10722.1
 10/01/2000 - 10/31/2000        9506.76            8960.12        11161.3      10922.6
 11/01/2000 - 11/30/2000        9440.21            8897.4         10281.8      10363.4
 12/01/2000 - 12/31/2000        9982.08            9408.11        10332.2      10897.1
 01/01/2001 - 01/31/2001        9940.16            9368.6         10699        11356.9
 02/01/2001 - 02/28/2001        9906.36            9336.75         9724.29     10604
 03/01/2001 - 03/31/2001        9564.59            9014.63         9108.75     10185.1
 04/01/2001 - 04/30/2001        9700               9142.25         9815.59     10875.7

Past performance does not guarantee future investment results. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES. Returns and value of an investment will vary, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. The S&P Barra Value is constructed by dividing the stocks in the S&P500 Index by a single attribute: price-to-book ratio. The value index contains firms with lower price-to-book ratios. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index. Index performance is from May 31, 1999.

Average annual total return as of 4/30/01 (%)

 Share class                     A                            B                           C                     Z
 Inception date               6/1/99                       6/1/99                      6/1/99                6/1/99
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
---------------------------------------------------------------------------------------------------------------------------
 Six months
 (cumulative)            2.02         -3.85          1.68          -3.32          1.68          0.68           2.10
---------------------------------------------------------------------------------------------------------------------------
 One year               10.54          4.19          9.74           4.74          9.85          8.85          10.93
---------------------------------------------------------------------------------------------------------------------------
 Life of fund           -1.58         -4.57         -2.24          -4.30         -2.24         -2.24          -1.45
---------------------------------------------------------------------------------------------------------------------------


Average annual total return as of 3/31/01 (%)
 Share class                     A                            B                           C                     Z
                       without        with         without         with         without        with          without
                        sales         sales         sales          sales         sales         sales          sales
                       charge        charge        charge         charge        charge        charge         charge
---------------------------------------------------------------------------------------------------------------------------
 Six months
 (cumulative)            4.84         -1.19          4.52          -0.48          4.52          3.52           5.02
---------------------------------------------------------------------------------------------------------------------------
 One year               10.92          4.54         10.20           5.20         10.20          9.20          11.32
---------------------------------------------------------------------------------------------------------------------------
 Life of fund           -2.39         -5.49         -3.04          -5.17         -3.04         -3.04          -2.25
---------------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter -0% and the class C contingent deferred sales charge of 1% for the first year only.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Investment Portfolio LTMAGF

April 30, 2001 (Unaudited)

COMMON STOCKS -- 91.8%               SHARES        VALUE
---------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE -- 6.5%
FINANCIAL SERVICES -- 2.0%
Investors Financial Services Corp.   6,000   $  429,240
                                           ------------
INSURANCE CARRIERS -- 4.5%
East West Bancorp, Inc.             18,000      373,680
MGIC Investment Corp.                9,000      584,910
                                           ------------
                                                958,590
                                           ------------

---------------------------------------------------------
MANUFACTURING -- 34.3%
BIOTECHNOLOGY -- 8.5%
COR Therapeutics, Inc. (a)           6,000      186,000
CuraGen Corp. (a)                    8,000      263,200
Enzon, Inc. (a)                      5,000      298,100
Forest Laboratories, Inc. (a)       10,000      611,500
InterMune, Inc. (a)                 12,000      369,720
Sangamo BioSciences, Inc. (a)        5,000       74,850
                                           ------------
                                              1,803,370
                                           ------------
COMMUNICATIONS EQUIPMENT -- 3.4%
Altera Corp. (a)                    10,000      252,900
Comverse Technology, Inc. (a)        7,000      479,500
                                           ------------
                                                732,400
                                           ------------
ELECTRONIC & ELECTRICAL EQUIPMENT-- 3.2%
Active Power, Inc. (a)              15,000      335,250
Capstone Turbine Corp. (a)          12,000      351,600
                                           ------------
                                                686,850
                                           ------------
ELECTRONIC COMPONENTS -- 7.5%
Micrel, Inc. (a)                     7,000      237,720
Molex, Inc., Class A                15,000      475,500
Novellus Systems, Inc. (a)           7,000      386,050
Plexus Corp. (a)                    16,000      491,520
                                           ------------
                                              1,590,790
                                           ------------
FOOD & KINDRED PRODUCTS -- 4.4%
American Italian Pasta Co. (a)      12,000      427,200
Constellation Brands, Inc.,
  Class A (a)                        8,000      522,000
                                           ------------
                                                949,200
                                           ------------
MACHINERY & COMPUTER EQUIPMENT-- 2.0%
Apple Computer, Inc. (a)             7,000      178,430
Optical Communication
   Products, Inc. (a)               25,000      244,500
                                           ------------
                                                422,930
                                           ------------
MEASURING & ANALYZING INSTRUMENTS-- 2.0%
Biomet, Inc.                        10,000      427,300
                                           ------------
MISCELLANEOUS MANUFACTURING -- 1.1%
Callaway Golf Co.                   10,000      242,600
                                           ------------
TRANSPORTATION EQUIPMENT -- 2.2%
Harley-Davidson, Inc.               10,000      460,900
                                           ------------


                                    SHARES        VALUE
---------------------------------------------------------
MINING & ENERGY -- 7.3%
OIL & GAS EXTRACTION -- 5.4%
Devon Energy Corp.                   6,000   $  354,060
Louis Dreyfus Natural Gas Corp. (a) 14,000      533,400
Pogo Producing Co.                   9,000      266,490
                                           ------------
                                              1,153,950
                                           ------------
OIL & GAS FIELD SERVICES -- 1.9%
UTI Energy Corp. (a)                12,000      412,800
                                           ------------

---------------------------------------------------------
RETAIL TRADE -- 8.9%
BUILDING, HARDWARE & GARDEN SUPPLY-- 2.4%
Fastenal Co.                         8,000      518,800
                                           ------------
FOOD STORES -- 1.8%
Starbucks Corp. (a)                 20,000      387,000
                                           ------------
MISCELLANEOUS RETAIL -- 4.7%
Bed Bath & Beyond, Inc. (a)         17,000      481,440
Tiffany & Co.                       16,000      518,720
                                           ------------
                                              1,000,160
                                           ------------

---------------------------------------------------------
SERVICES -- 21.8%
BUSINESS SERVICES -- 1.7%
Armor Holdings, Inc. (a)            20,000      333,000
Safeguard Scientifics, Inc. (a)      7,500       37,125
                                           ------------
                                                370,125
                                           ------------
COMPUTER RELATED SERVICES -- 5.9%
Fiserv, Inc. (a)                    10,000      553,400
I-many, Inc. (a)                    12,000      162,240
ONI Systems Corp. (a)                4,000      143,720
Openwave Systems, Inc. (a)           7,000      242,270
SonicWALL, Inc. (a)                  8,500      149,515
                                           ------------
                                              1,251,145
                                           ------------
COMPUTER SOFTWARE -- 4.5%
Actuate Corp. (a)                   20,000      250,200
E.piphany, Inc. (a)                 20,000      181,600
MatrixOne, Inc. (a)                 14,000      336,560
Precise Software Solutions Ltd. (a)  8,000      188,400
                                           ------------
                                                956,760
                                           ------------
HEALTH SERVICES -- 5.6%
Celgene Corp. (a)                   10,000      176,700
Express Scripts, Inc., Class A (a)   6,000      509,400
Province Healthcare Co. (a)         20,000      512,400
                                           ------------
                                              1,198,500
                                           ------------
HOTELS, CAMPS & LODGING -- 2.8%
Four Seasons Hotels, Inc.           10,000      591,100
                                           ------------
PERSONAL SERVICES -- 1.3%
Steiner Leisure Ltd. (a)            20,000      278,400
                                           ------------



See notes to financial statements.

April 30, 2001 (Unaudited)

                                    SHARES        VALUE
---------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS AND SANITARY SERVICES -- 13.0%
BROADCASTING -- 7.4%
Cox Radio, Inc., Class A (a)        20,000   $  516,000
Univision Communications, Inc.
   Class A (a)                      14,000      611,940
USA Networks, Inc. (a)              18,000      450,900
                                           ------------
                                              1,578,840
                                           ------------
COMMUNICATION SERVICES -- 1.7%
Pinnacle Holdings, Inc. (a)         15,000      132,750
Western Wireless Corp., Class A (a)  5,000      222,650
                                           ------------
                                                355,400
                                           ------------
COMMUNICATIONS -- 1.3%
Finisar Corp. (a)                   18,000      269,100
                                           ------------
ELECTRIC SERVICES -- 0.1%
Reliant Resources, Inc. (a)            600       18,000
                                           ------------
TELCOMMUNICATIONS -- 2.5%
Newport Corp.                        6,000      226,800
Time Warner Telecom, Inc.,
   Class A (a)                       6,000      303,900
                                           ------------
                                                530,700
                                           ------------
Total Common Stocks
(cost of $20,326,979)(b)                     19,574,950
                                           ------------
SHORT TERM OBLIGATIONS -- 8.0%          PAR
---------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
04/30/01, due 05/01/01 at
4.47% collateralized by U.S.
Treasury notes with various
maturities to 2013, market
value $1,722,505 (repurchase
proceeds $1,701,211)            $1,701,000    1,701,000
                                           ------------
OTHER ASSETS & LIABILITIES, NET-- 0.2%           58,955
---------------------------------------------------------
NET ASSETS-- 100.0%                         $21,334,905
                                             ==========

NOTES TO INVESTMENT PORTFOLIO
(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.

See notes to financial statements.

 Investment Portfolio LTMGF

April 30, 2001 (Unaudited)

COMMON STOCKS -- 97.2%              SHARES         VALUE
---------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE -- 24.0%
DEPOSITORY INSTITUTIONS -- 8.4%
Bank of America Corp.             370,000  $ 20,720,000
J.P. Morgan Chase & Co.           421,817    20,238,780
U.S. Bancorp                      284,280     6,021,050
Wells Fargo & Co.                 163,700     7,688,989
                                           ------------
                                             54,668,819
                                           ------------
INSURANCE CARRIERS -- 11.1%
American General Corp. (a)        125,000     5,451,250
American International
  Group, Inc.                     120,000     9,816,000
Citigroup, Inc.                   496,917    24,423,471
MGIC Investment Corp.             248,000    16,117,520
XL Capital Ltd. Class A           235,000    16,638,000
                                           ------------
                                             72,446,241
                                           ------------
NONDEPOSITORY CREDIT INSTITUTIONS-- 1.9%
Fannie Mae                        151,200    12,135,312
                                           ------------
SECURITY BROKERS & DEALERS -- 2.6%
Lehman Brothers Holdings, Inc.    236,000    17,169,000
                                           ------------

---------------------------------------------------------
MANUFACTURING -- 44.3%
CHEMICALS & ALLIED PRODUCTS -- 7.0%
Alza Corp. (a)                    239,880    10,967,314
Eli Lilly & Co.                   222,000    18,870,000
Pfizer, Inc.                      368,250    15,945,225
                                           ------------
                                             45,782,539
                                           ------------
COMMUNICATIONS EQUIPMENT -- 2.6%
JDS Uniphase Corp. (a)            167,200     3,574,736
Tellabs, Inc. (a)                 379,000    13,306,690
                                           ------------
                                             16,881,426
                                           ------------
ELECTRICAL INDUSTRIAL EQUIPMENT-- 3.3%
General Electric Co.              449,410    21,809,867
                                           ------------
ELECTRICAL COMPONENTS -- 4.0%
Intel Corp. (a)                   326,200    10,082,842
Xilinx, Inc. (a)                  342,000    16,234,740
                                           ------------
                                             26,317,582
                                           ------------
FOOD & KINDRED PRODUCTS -- 2.4%
Philip Morris Companies, Inc.     310,000    15,534,100
                                           ------------
FURNITURE & FIXTURES -- 2.1%
Masco Corp.                       600,000    13,800,000
                                           ------------
MACHINERY & COMPUTER EQUIPMENT-- 8.2%
Cisco Systems, Inc. (a)           619,700    10,522,506
Dover Corp.                       343,765    13,430,899
EMC Corp.                         363,000    14,374,800
Symbol Technologies, Inc. (a)     487,500    15,356,250
                                           ------------
                                             53,684,455
                                           ------------
MEASURING & ANALYZING INSTRUMENTS-- 3.8%
Guidant Corp.                     292,600    11,996,600
Medtronic, Inc.                   290,500    12,956,300
                                           ------------
                                             24,952,900
                                           ------------
MISCELLANEOUS MANUFACTURING -- 3.0%
Tyco International Ltd.           369,800    19,736,226
                                           ------------

                                   SHARES         VALUE
---------------------------------------------------------
PAPER PRODUCTS -- 2.4%
International Paper Co.           400,000  $ 15,672,000
                                           ------------
PETROLEUM REFINING -- 2.5%
Exxon Mobil Corp.                 185,000    16,391,000
                                           ------------
PRINTING & PUBLISHING -- 3.0%
McGraw-Hill Cos., Inc.            300,000    19,434,000
                                           ------------

---------------------------------------------------------
RETAIL TRADE -- 6.8%
BUILDING, HARDWARE & GARDEN SUPPLIES-- 2.5%
Home Depot, Inc.                  346,100    16,301,310
                                           ------------
GENERAL MERCHANDISE STORES -- 4.3%
Dollar General Corp.              767,440    12,662,760
Wal-Mart Stores, Inc.             297,800    15,408,172
                                           ------------
                                             28,070,932
                                           ------------

---------------------------------------------------------
SERVICES -- 10.4%
BUSINESS SERVICES -- 3.4%
Omnicom Group, Inc.               153,400    13,476,190
Sun Microsystems, Inc. (a)        527,800     9,035,936
                                           ------------
                                             22,512,126
                                           ------------
COMPUTER RELATED SERVICES -- 4.9%
AOL Time Warner, Inc. (a)         300,200    15,160,100
IMS Health, Inc.                  314,400     8,630,280
Network Appliance, Inc. (a)       348,000     7,917,070
                                           ------------
                                             31,707,450
                                           ------------
COMPUTER SOFTWARE -- 2.1%
Microsoft Corp. (a)               206,200    13,970,050
                                           ------------

---------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES -- 11.7%
BROADCASTING -- 0.8%
Clear Channel
Communications, Inc. (a)           99,040     5,526,432
                                           ------------
COMMUNICATION SERVICES -- 3.1%
Sprint Corp. (PCS Group) (a)      784,000    20,093,920
                                           ------------
COMMUNICATIONS -- 3.9%
McLeodUSA, Inc., Class A (a)      528,600     4,678,110
Viacom, Inc., Class B (a)         398,872    20,765,276
                                           ------------
                                             25,443,386
                                           ------------
ELECTRIC SERVICES -- 1.9%
AES Corp. (a)                     261,600    12,470,471
                                           ------------
TELECOMMUNICATIONS -- 2.0%
WorldCom MCI Group, Inc.          697,000    12,720,250
                                           ------------
Total Common Stocks
(cost of $585,253,837) (b)                  635,231,794
                                           ------------


See notes to financial statements.

April 30, 2001 (Unaudited)

SHORT-TERM OBLIGATIONS -- 1.8%         PAR         VALUE
---------------------------------------------------------
Repurchase agreement with
SBC Warburg Ltd., dated
04/30/01 due 05/01/01 at 4.47%
collateralized by U.S. Treasury
notes with various maturities
to 2024, market value
$11,648,430 (repurchase
proceeds $11,504,428)         $11,503,000  $ 11,503,000
                                           ------------
OTHER ASSETS & LIABILITIES, NET-- 1.0%        6,310,358
---------------------------------------------------------
NET ASSETS-- 100.0%                        $653,045,152
                                           ============

NOTES TO INVESTMENT PORTFOLIO
(a) Non-income producing.
(b) Cost for federal income tax purposes is the same.


See notes to financial statements.

 Investment Portfolio LTMGF II

April 30, 2001 (Unaudited)

COMMON STOCKS -- 96.3%               SHARES        VALUE
---------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE -- 25.3%
DEPOSITORY INSTITUTIONS -- 8.1%
Bank of America Corp.               36,000  $ 2,016,000
J.P. Morgan Chase & Co.             47,912    2,298,818
U.S. Bancorp                        36,400      770,952
Wells Fargo & Co.                   19,700      925,309
                                           ------------
                                              6,011,079
                                           ------------
INSURANCE CARRIERS -- 9.8%
American General Corp.              53,000    2,311,330
Citigroup, Inc.                     47,835    2,351,090
MGIC Investment Corp.               20,000    1,299,800
XL Capital Ltd., Class A            18,000    1,274,400
                                           ------------
                                              7,236,620
                                           ------------
INVESTMENT COMPANIES -- 2.4%
Standard and Poor's
   Depositary Receipts              14,400    1,798,704
                                           ------------
NONDEPOSITORY CREDIT INSTITUTE-- 2.2%
Fannie Mae                          20,485    1,644,126
                                           ------------
SECURITY BROKERS & DEALERS -- 2.8%
Lehman Brothers Holdings, Inc.      28,100    2,044,275
                                           ------------

---------------------------------------------------------
MANUFACTURING -- 43.3%
CHEMICALS & ALLIED PRODUCTS -- 6.7%
Alza Corp. (a)                      38,700    1,769,364
Eli Lilly & Co.                     18,600    1,581,000
Pfizer, Inc.                        36,587    1,584,217
                                           ------------
                                              4,934,581
                                           ------------
COMMUNICATIONS EQUIPMENT -- 2.9%
JDS Uniphase Corp. (a)              36,950      789,991
Tellabs, Inc. (a)                   37,810    1,327,509
                                           ------------
                                              2,117,500
                                           ------------
ELECTRICAL INDUSTRIAL EQUIPMENT-- 2.7%
General Electric Co.                42,155    2,045,782
                                           ------------
ELECTRONIC COMPONENTS -- 4.2%
Intel Corp.                         40,400    1,248,764
Xilinx, Inc. (a)                    38,840    1,843,735
                                           ------------
                                              3,092,499
                                           ------------
FOOD & KINDRED PRODUCTS -- 2.5%
Philip Morris Companies, Inc.       37,300    1,869,103
                                           ------------
FURNITURE & FIXTURES -- 1.8%
Masco Corp.                         60,000    1,380,000
                                           ------------
MACHINERY & COMPUTER EQUIPMENT-- 8.3%
Cisco Systems, Inc. (a)             56,495      959,285
Dover Corp.                         37,800    1,476,846
EMC Corp. (a)                       44,750    1,772,100
Symbol Technologies, Inc.           63,000    1,984,500
                                           ------------
                                              6,192,731
                                           ------------
MEASURING & ANALYZING INSTRUMENTS-- 3.9%
Guidant Corp.                       30,525    1,251,525
Medtronic, Inc.                     36,700    1,636,820
                                           ------------
                                              2,888,345
                                           ------------
MISCELLANEOUS MANUFACTURING -- 3.2%
Tyco International Ltd.             44,265    2,362,423
                                           ------------


                                    SHARES        VALUE
---------------------------------------------------------
PAPER PRODUCTS -- 2.1%
International Paper Co.             40,000  $ 1,567,200
                                           ------------
PETROLEUM REFINING -- 2.3%
Exxon Mobil Corp.                   19,100    1,692,260
                                           ------------
PRINTING & PUBLISHING -- 2.7%
McGraw-Hill Cos., Inc.              31,000    2,008,180
                                           ------------

---------------------------------------------------------
RETAIL TRADE -- 6.3%
BUILDING, HARDWARE & GARDEN SUPPLY-- 2.5%
Home Depot, Inc.                    38,690    1,822,299
                                           ------------
GENERAL MERCHANDISE STORES -- 3.8%
Dollar General Corp.                75,287    1,242,236
Wal-Mart Stores, Inc.               30,970    1,602,388
                                           ------------
                                              2,844,624
                                           ------------

---------------------------------------------------------
SERVICES -- 8.9%
BUSINESS SERVICES -- 1.3%
Sun Microsystems, Inc. (a)          54,940      940,573
                                           ------------
COMPUTER RELATED SERVICES -- 6.2%
AOL Time Warner, Inc. (a)           51,250    2,588,125
IMS Health, Inc.                    36,820    1,010,709
Network Appliance, Inc. (a)         44,520    1,012,839
                                           ------------
                                              4,611,673
                                           ------------
COMPUTER SOFTWARE -- 1.4%
Microsoft Corp. (a)                 16,000    1,084,000
                                           ------------

---------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES -- 12.5%
BROADCASTING-- 2.3%
Univision Communications, Inc.,
   Class A (a)                      38,230    1,671,033
                                           ------------
COMMUNICATION SERVICES -- 2.2%
Sprint Corp. (PCS Group) (a)        64,600    1,655,698
                                           ------------
COMMUNICATIONS -- 3.9%
McLeod USA, Inc., Class A (a)       61,000      539,850
Viacom, Inc., Class B (a)           45,800    2,384,348
                                           ------------
                                              2,924,198
                                           ------------
ELECTRIC SERVICES -- 2.3%
AES Corp. (a)                       35,710    1,702,295
                                           ------------
TELEPHONE COMM EX RADIOTELE -- 1.8%
WorldCom MCI Group, Inc. (a)        71,400    1,303,050
                                           ------------
Total Common Stocks
(cost of $77,900,868) (b)                    71,444,851
                                           ------------
SHORT TERM OBLIGATIONS -- 3.3%          PAR
---------------------------------------------------------
Repurchase agreement with SBC
Warburg Ltd., dated 4/30/01,
due 5/01/01 at 4.47% collateralized
by U.S. Treasury notes with
various maturities to 2024,
market value $2,480,975
(repurchase proceeds
$2,450,304)                  $2,450,000       2,450,000
                                           ------------
OTHER ASSETS & LIABILITIES, NET-- 0.4%          276,390
---------------------------------------------------------
NET ASSETS-- 100.0%                         $74,171,241
                                           ============

NOTES TO INVESTMENT PORTFOLIO
(a) Non-income producing
(b) Cost for federal income tax purposes is the same.


See notes to financial statements.

Investment Portfolio LTMVF


April 30, 2001 (Unaudited)

COMMON STOCK -- 94.7%               SHARES         VALUE
---------------------------------------------------------
CONSTRUCTION -- 1.5%
HEAVY CONSTRUCTION-
NON BUILDING CONSTRUCTION -- 1.5%
Halliburton Co.                    37,300   $ 1,611,733
                                           ------------

---------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE -- 15.7%
DEPOSITORY INSTITUTIONS -- 3.0%
Banc One Corp.                     25,000       944,250
FleetBoston Financial Corp.        11,100       425,907
Washington Mutual, Inc.            18,500       923,705
Wells Fargo & Co.                  17,100       803,187
                                           ------------
                                              3,097,049
                                           ------------
HOLDING COMPANIES -- 3.3%
Berkshire Hathaway, Inc., Class A (a)  50     3,400,000
                                           ------------
INSURANCE CARRIERS -- 7.7%
Aetna Life and Casualty Co. (a)   108,700     3,064,253
Aon Corp.                          65,600     2,180,544
Chubb Corp.                         4,300       286,061
XL Capital Ltd., Class A           34,900     2,470,920
                                           ------------
                                              8,001,778
                                           ------------
NONDEPOSITORY CREDIT INSTITUTIONS-- 1.7%
Freddie Mac                        27,400     1,802,920
                                           ------------

---------------------------------------------------------
MANUFACTURING -- 51.7%
CHEMICALS & ALLIED PRODUCTS -- 12.8%
Abbott Laboratories                28,100     1,303,278
Bristol-Myers Squibb Co.           29,400     1,646,400
Johnson & Johnson                  27,900     2,691,792
Merck & Co., Inc.                  20,400     1,549,788
Procter & Gamble Co.               48,300     2,900,415
Schering-Plough Corp.              34,400     1,325,776
Sherwin-Williams Co.               92,600     1,942,748
                                           ------------
                                             13,360,197
                                           ------------
COMMUNICATIONS EQUIPMENT -- 1.7%
Lucent Technologies, Inc.          97,200       972,972
Motorola, Inc.                     53,000       824,150
                                           ------------
                                              1,797,122
                                           ------------
ELECTRICAL INDUSTRIAL EQUIPMENT-- 1.1%
Emerson Electric Co.               17,800     1,186,370
                                           ------------
FOOD & KINDRED PRODUCTS -- 13.4%
Archer Daniels Midland Co.        163,755     1,950,322
ConAgra, Inc.                     151,200     3,146,472
General Mills, Inc.                39,900     1,572,459
Heinz (H.J.) Co.                   44,800     1,753,920
Philip Morris Companies, Inc.      68,200     3,417,502
Sara Lee Corp.                    105,000     2,090,550
                                           ------------
                                             13,931,225
                                           ------------
LAB ANALYTICAL & MEASURING INSTRUMENTS-- 1.8%
Boston Scientific Corp. (a)       120,400     1,911,952
                                           ------------


                                   SHARES         VALUE
---------------------------------------------------------
MACHINERY & COMPUTER EQUIPMENT-- 2.8%
Deere & Co.                        22,100    $  907,647
Dover Corp.                        26,700     1,043,169
Gateway, Inc. (a)                  53,000     1,007,000
                                           ------------
                                              2,957,816
                                           ------------
MEASURING & ANALYZING INSTRUMENTS-- 3.0%
Eastman Kodak Co.                  31,100     1,352,850
Raytheon Co., Class B              60,440     1,784,793
                                           ------------
                                              3,137,643
                                           ------------
PETROLEUM REFINING -- 13.0%
Amerada Hess Corp.                 26,600     2,327,500
Chevron Corp.                       9,500       917,320
Phillips Petroleum Co.             47,730     2,844,708
Royal Dutch Petroleum Co.          30,500     1,815,665
Sun Co., Inc.                      53,700     2,041,674
Texaco, Inc.                       14,570     1,053,120
USX-Marathon Group                 79,000     2,524,840
                                           ------------
                                             13,524,827
                                           ------------
TRANSPORTATION EQUIPMENT -- 2.1%
Boeing Co.                         15,900       982,620
Delphi Automotive Systems Corp     83,300     1,241,170
                                           ------------
                                              2,223,790
                                           ------------

---------------------------------------------------------
MINING & ENERGY -- 1.8%
CRUDE PETROLEUM & NATURAL GAS -- 1.8%
Anadarko Petroleum Corp.           29,700     1,919,214
                                           ------------

---------------------------------------------------------
RETAIL TRADE -- 3.6%
GENERAL MERCHANDISE STORES -- 1.0%
J.C. Penney Co., Inc.              53,000     1,073,780
                                           ------------
HOME FURNISHINGS & EQUIPMENT-- 0.6%
Circuit City Stores, Inc.          42,800       644,140
                                           ------------
RESTAURANTS -- 2.0%
McDonald's Corp.                   75,700     2,081,750
                                           ------------

---------------------------------------------------------
SERVICES -- 5.5%
BUSINESS SERVICES -- 2.2%
Interpublic Group of Cos., Inc.    66,200     2,247,274
KPMG Consulting, Inc.               5,600        87,416
                                           ------------
                                              2,334,690
                                           ------------
COMPUTER RELATED SERVICES -- 2.1%
Electronic Data Systems Corp.      33,400     2,154,300
                                           ------------
COMPUTER SOFTWARE -- 1.2%
Computer Associates
   International, Inc.             37,000     1,191,030
                                           ------------

---------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES -- 14.9%
COMMUNICATION SERVICES -- 0.5%
Sprint Corp.                       25,200       538,776
                                           ------------


See notes to financial statements.

April 30, 2001 (Unaudited)

                                   SHARES         VALUE
---------------------------------------------------------
ELECTRIC SERVICES -- 4.1%
Edison International              118,200   $ 1,164,270
Exelon Corp.                        9,500       655,975
Mitrant Corp. (a)                  13,876       566,121
PG&E Corp.                        105,100       942,747
Reliant Resources (a)               3,300        99,000
Southern Co.                       34,900       816,311
                                           ------------
                                              4,244,424
                                           ------------
SANITARY SERVICES -- 2.3%
Waste Management, Inc.             99,670     2,432,945
                                           ------------
TELCOMMUNICATIONS -- 8.0%
AT&T Corp.                        129,100     2,876,348
Deutsche Telekom AG, ADR           38,050       978,266
Worldcom MCI Group, Inc.          127,700     2,330,525
Nippon Telegraph &
   Telephone Corp., ADR            29,000       954,680
Verizon Communications             22,500     1,239,075
                                           ------------
                                              8,378,894
                                           ------------
Total Common Stocks (cost of $93,762,626)(b) 98,938,365
                                           ------------
SHORT-TERM OBLIGATIONS -- 6.1%         PAR
---------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
dated 04/30/01, due 05/01/01 at 4.47%
collateralized by U.S. Treasury notes with various
maturities to 2021, market value
$6,472,813 (repurchase
proceeds $6,392,794)           $6,392,000     6,392,000
                                           ------------
OTHER ASSETS & LIABILITIES, NET-- (0.8%)       (843,503)
---------------------------------------------------------
NET ASSETS-- 100.0%                        $104,486,862
                                           ==============

NOTES TO INVESTMENT PORTFOLIO
(a)      Non-income producing.
(b)      Cost for federal income tax purposes is the same.
      ACRONYM             NAME
        ADR    American Depositary Receipt


See notes to financial statements.

Statement of Assets & Liabilities

April 30, 2001 (Unaudited)

                                                                          LTMAGF                            LTMGF
====================================================================================================================
ASSETS
Investments at value (cost $20,326,979 and $585,253,837)                $ 19,574,950                    $635,231,794
Short-term obligations                                                     1,701,000                      11,503,000
                                                                      --------------                    ------------
                                                                          21,275,950                     646,734,794

Cash                                                         $      141                    $        262
Receivable for:
  Investments sold                                              291,163                       6,837,616
  Fund shares sold                                               81,212                         713,136
  Dividends                                                         120                         134,271
  Interest                                                          211                           1,428
Expense reimbursement due from Advisor/Administrator             13,420                              --
Other assets                                                     30,160      416,427             49,327    7,736,040
                                                           ------------ ------------       ------------ ------------
   Total Assets                                                           21,692,377                     654,470,834
LIABILITIES
Payable for:
  Investments purchased                                         332,670                              --
  Fund shares repurchased                                         1,762                         782,040
Accrued:
   Management fee                                                13,172                         314,180
   Administrative fee                                             3,293                         130,908
   Bookkeeping fee                                                2,250                          19,119
   Transfer Agent fee                                             3,200                          80,270
   Trustees' fee                                                    250                           2,745
   Deferred Trustees' fee                                            85                           8,833
   Custodian fee                                                    790                           1,333
Other liabilities                                                    --                          86,254
                                                           ------------                    ------------
   Total Liabilities                                                         357,472                       1,425,682
                                                                      --------------                    ------------

NET ASSETS                                                              $ 21,334,905                    $653,045,152
                                                                        ============                    ============
Net asset value & redemption price per share-- Class A                  $       8.51(a)                 $      15.31(a)
                                                                        ============                    ============
                                                                 ($4,758,300/559,203)        ($132,826,816/8,677,756)
Maximum offering price per share-- Class A                              $       9.03(b)                 $      16.24(b)
                                                                        ============                    ============
                                                                        $8.51/0.9425)                 ($15.31/0.9425)
Net asset value & offering price per share-- Class B                    $       8.45(a)                 $      14.81(a)
                                                                        ============                    ============
                                                              ($14,175,310/1,676,645)       ($435,616,657/29,413,093)
Net asset value & offering price per share-- Class C                    $       8.45(a)                 $      14.80(a)
                                                                        ============                    ============
                                                                 ($2,327,779/275,452)         ($63,097,941/4,262,003)
Net asset value & redemption price per share-- Class E                            --                    $      15.26
                                                                        ============                    ============
                                                                                  --             ($7,998,154/524,010)
Maximum offering price per share-- Class E                                        --                    $      15.98(b)
                                                                        ============                    ============
                                                                                  --                  ($15.26/0.9550)
Net asset value & offering price per share-- Class F                              --                    $      14.82(a)
                                                                        ============                    ============
                                                                                  --            ($11,969,051/807,847)
Net asset value, offering & redemption price per share-- Class Z        $       8.51                    $      15.39
                                                                        ============                    ============
                                                                      ($73,516/8,635)             ($1,536,533/99,842)
COMPOSITION OF NET ASSETS
Capital paid in                                                         $ 31,004,175                    $677,900,314
Accumulated net investment loss                                             (169,607)                     (3,815,610)
Accumulated net realized loss                                             (8,747,634)                    (71,017,509)
Net unrealized appreciation (depreciation)                                  (752,029)                     49,977,957
                                                                      --------------                    ------------
                                                                        $ 21,334,905                    $653,045,152
                                                                        ============                    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

Statement of Assets & Liabilities

April 30, 2001 (Unaudited)

                                                                        LTMGF II                        LTMVF
====================================================================================================================
ASSETS
Investments at value (cost $77,900,868 and $93,762,626)                 $ 71,444,851                    $ 98,938,365
Short-term obligations                                                     2,450,000                       6,392,000
                                                                      --------------                    ------------
                                                                          73,894,851                     105,330,365

Cash                                                                                         $  439,258
Receivable for:
   Investments sold                                            $     --                         304,161
   Fund shares sold                                             350,862                         680,152
   Dividends                                                     15,539                          93,626
   Interest                                                          --                             793
Expense reimbursement due from
   Advisor/Administrator                                          3,782                              --
Other assets                                                      3,586      373,769             70,853    1,588,843
                                                           ------------ ------------       ------------ ------------
   Total Assets                                                           74,268,620                     106,919,208
LIABILITIES
Payable for:
   Investments purchased                                             --                       2,226,505
   Fund shares repurchased                                       28,121                          93,558
   Expense reimbursement due to
     Advisor/Administrator                                           --                          17,346
Accrued:
   Management fee                                                45,876                          66,116
   Administrative fee                                            11,469                          16,529
   Bookkeeping fee                                                2,799                           3,684
   Transfer Agent fee                                             8,196                           6,199
   Trustees' fee                                                    200                             400
   Deferred Trustees' fee                                           518                           1,309
   Custodian fee                                                    200                             700
                                                           ------------                    ------------
   Total Liabilities                                                          97,379                       2,432,346
                                                                      --------------                    ------------

NET ASSETS                                                              $ 74,171,241                    $104,486,862
                                                                        ============                    ============
Net asset value & redemption price per share-- Class A                  $       9.69(a)                 $      11.64(a)
                                                                        ============                    ============
                                                               ($9,981,808/1,030,438)         ($21,508,753/1,847,959)
Maximum offering price per share-- Class A                              $      10.28(b)                 $      12.35(b)
                                                                        ============                    ============
                                                                       ($9.69/0.9425)                 ($11.64/0.9425)
Net asset value & offering price per share-- Class B                    $       9.60(a)                 $      11.49(a)
                                                                        ============                    ============
                                                              ($52,022,693/5,418,909)         ($65,236,210/5,678,324)
Net asset value & offering price per share-- Class C                    $       9.58(a)                 $      11.49(a)
                                                                        ============                    ============
                                                                 ($9,166,573/957,099)         ($17,740,685/1,544,357)
Net asset value, offering & redemption price per share-- Class Z        $       9.70                    $      11.67
                                                                        ============                    ============
                                                                 ($3,000,167/309,190)                    ($1,214/104)

COMPOSITION OF NET ASSETS
Capital paid in                                                         $ 89,253,218                    $100,453,981
Accumulated net investment loss                                             (400,017)                       (149,788)
Accumulated net realized loss                                             (8,225,943)                       (993,070)
Net unrealized appreciation (depreciation)                                (6,456,017)                      5,175,739
                                                                      --------------                    ------------
                                                                        $ 74,171,241                    $104,486,862
                                                                        ============                    ============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.


See notes to financial statements.

Statement of Operations

For the Six Months ended April 30, 2001 (Unaudited)

                                                                         LTMAGF                            LTMGF
====================================================================================================================
INVESTMENT INCOME
Dividend                                                                $     12,547                   $   2,546,336
Interest                                                                      50,466                         478,489
                                                                        ------------                   -------------
   Total Investment Income (net of foreign taxes
   withheld of $44 and $10,266, respectively)                                 63,013                       3,024,825
EXPENSES
Management fee                                               $   88,388                    $  2,102,451
Administrative fee                                               22,097                         876,021
Service fee - Class A                                             5,626                         179,572
Service fee - Class B                                            19,394                         589,805
Service fee - Class C                                             2,547                          88,374
Service fee - Class E                                                --                          10,277
Service fee - Class F                                                --                          15,045
Distribution fee - Class A                                        1,125                              --
Distribution fee - Class B                                       58,183                       1,750,534
Distribution fee - Class C                                        7,640                         262,172
Distribution fee - Class E                                           --                           4,111
Distribution fee - Class F                                           --                          45,135
Transfer agent fee                                               44,741                         557,974
Bookkeeping fee                                                  13,389                         128,711
Trustees' fee                                                     1,486                          16,471
Custodian fee                                                     4,706                           9,000
Registration fee                                                 27,693                              --
Other                                                            15,579                         191,106
                                                             ==========                    ============
Total Expenses                                                  312,594                       6,826,759
Fees and expenses waived or borne
   by the Advisor/Administrator                                 (79,974)                             --
                                                             ==========                    ============
Net Expenses                                                                 232,620                       6,826,759
                                                                        ------------                   -------------
Net Investment Loss                                                         (169,607)                     (3,801,934)
                                                                        ------------                   -------------
NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized loss                                                         (8,082,962)                    (42,499,990)
Net change in unrealized appreciation/depreciation
   during the period                                                        (417,245)                    (91,750,766)
                                                                        ------------                   -------------
   Net Loss                                                               (8,500,207)                   (134,250,756)
                                                                        ------------                   -------------
Decrease in Net Assets from Operations                                  $ (8,669,814)                  $(138,052,690)
                                                                        ============                   =============


See notes to financial statements.

Statement of Operations

For the Six Months ended April 30, 2001 (Unaudited)

                                                                        LTMGF II                           LTMVF
====================================================================================================================
INVESTMENT INCOME
Dividend                                                                $    249,391                     $   739,168
Interest                                                                      84,796                         147,289
                                                                        ------------                    ------------
   Total Investment Income (net of foreign
   taxes withheld of $764 and $440, respectively)                            334,187                         886,457
EXPENSES
Management fee                                              $   276,951                      $  350,704
Reimbursement recouped                                               --                          76,211
Administrative fee                                               69,238                          87,676
Service fee - Class A                                             9,689                          21,868
Service fee - Class B                                            64,583                          70,891
Service fee - Class C                                             8,832                          17,465
Distribution fee - Class A                                           --                           4,374
Distribution fee - Class B                                      191,869                         211,346
Distribution fee - Class C                                       26,495                          52,394
Transfer agent fee                                               49,210                          60,261
Bookkeeping fee                                                  16,800                          20,181
Trustees' fee                                                     2,500                           3,258
Custodian fee                                                     3,000                           3,982
Other                                                            41,465                          53,552
                                                             ----------                    ------------
Total Expenses                                                  760,632                       1,034,163
Fees and expenses waived or borne
   by the Advisor/Administrator                                 (26,428)                             --
                                                             ==========                    ============
Net Expenses                                                                 734,204                       1,034,163
                                                                        ============                    ============
Net Investment Loss                                                         (400,017)                       (147,706)
                                                                        ------------                    ------------
NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain (loss) on investments                                   (6,596,349)                      3,743,659
Net change in unrealized appreciation/depreciation
   during the period                                                      (5,471,441)                     (2,238,415)
                                                                        ============                    ============
   Net Gain (Loss)                                                       (12,067,790)                      1,505,244
                                                                        ------------                    ------------
Increase (Decrease) in Net Assets from Operations                       $(12,467,807)                    $ 1,357,538
                                                                        ============                    ============



See notes to financial statements.

Statement of Changes in Net Assets

                                                                       LTMAGF                         LTMGF
====================================================================================================================
                                                              (UNAUDITED)                    (UNAUDITED)
                                                              SIX MONTHS    PERIOD           SIX MONTHS     YEAR
                                                                 ENDED       ENDED              ENDED       ENDED
                                                               APRIL 30,  OCTOBER 31,         APRIL 30,  OCTOBER 31,
                                                                 2001      2000 (A)              2001      2000 (B)
====================================================================================================================

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss                                         $  (169,607) $   (60,346)     $  (3,801,934) $(8,650,320)
Net realized loss                                            (8,082,962)    (664,672)       (42,499,990) (16,678,334)
Net change in unrealized appreciation/depreciation             (417,245)    (264,717)       (91,750,766)  47,492,789
                                                          -------------  -----------      -------------  -----------
     Net Increase (Decrease) from Operations                 (8,669,814)    (989,735)      (138,052,690)  22,164,135
                                                          -------------  -----------      -------------  -----------
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A                            3,151,996    3,614,098         39,047,168   78,903,906
Cost of shares repurchased - Class A                         (1,973,697)     (31,339)       (41,896,793) (18,527,215)
                                                          -------------  -----------      -------------  -----------
                                                              1,178,299    3,582,759         (2,849,625)  60,376,691
                                                          -------------  -----------      -------------  -----------
Receipts for shares sold - Class B                            4,703,257   19,102,811         41,580,041  263,054,450
Cost of shares repurchased - Class B                         (2,365,814)    (185,975)       (46,048,658) (47,971,618)
                                                          -------------  -----------      -------------  -----------
                                                              2,337,443   18,916,836         (4,468,617) 215,082,832
                                                          -------------  -----------      -------------  -----------
Receipts for shares sold - Class C                            2,056,367    1,534,749          7,661,316   39,135,360
Cost of shares repurchased - Class C                           (549,235)          --        (10,795,589)  (8,009,148)
                                                          -------------  -----------      -------------  -----------
                                                              1,507,132    1,534,749         (3,134,273)  31,126,212
                                                          -------------  -----------      -------------  -----------
Receipts for shares sold - Class E                                   --           --            417,558       47,094
Cost of shares repurchased - Class E                                 --           --            (22,971)    (189,900)
Exchange out of Class E into Class G                                 --           --                 --   (1,028,032)
                                                          -------------  -----------      -------------  -----------
                                                                     --           --            394,587   (1,170,838)
                                                          -------------  -----------      -------------  -----------
Receipts for shares sold - Class F                                   --           --            990,851      186,750
Cost of shares repurchased - Class F                                 --           --            (58,080)    (186,288)
Exchange out of Class F into Class H                                 --           --                 --   (2,163,110)
                                                          -------------  -----------      -------------  -----------
                                                                     --           --            932,771   (2,162,648)
                                                          -------------  -----------      -------------  -----------
Receipts for shares sold - Class G                                   --           --                 --      986,112
Cost of shares repurchased - Class G                                 --           --                 --     (214,675)
Exchange into Class G from Class E                                   --           --                 --    1,548,260
                                                          -------------  -----------      -------------  -----------
                                                                     --           --                --     2,319,697
                                                          -------------  -----------      -------------  -----------
Receipts for shares sold - Class H                                   --           --                 --    1,678,425
Cost of shares repurchased - Class H                                 --           --                 --     (249,111)
Exchange into Class H from Class F                                   --           --                 --    3,370,376
                                                          -------------  -----------      -------------  -----------
                                                                     --           --                --     4,799,690
                                                          -------------  -----------      -------------  -----------
Receipts for shares sold - Class Z                                2,500       25,491             93,000    2,230,054
Cost of shares repurchased - Class Z                            (22,916)          --           (160,018)    (265,808)
                                                          -------------  -----------      -------------  -----------
                                                                (20,416)      25,491            (67,018)   1,964,246
                                                          -------------  -----------      -------------  -----------
Net Increase (Decrease) from Fund Share Transactions          5,002,458   24,059,835         (9,192,175) 312,335,882
                                                          -------------  -----------      -------------  -----------
       Total Increase (Decrease)                             (3,667,356)  23,070,100       (147,244,865) 334,500,017
NET ASSETS
Beginning of period                                          25,002,261    1,932,161      $ 800,290,017 $465,790,000
                                                          -------------  -----------      -------------  -----------
End of period                                               $21,334,905  $25,002,261      $ 653,045,152 $800,290,017
                                                          -------------  -----------      -------------  -----------
Accumulated net investment loss                             $  (169,607) $        --      $  (3,815,610) $   (13,676)
                                                          -------------  -----------      -------------  -----------

(a)The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b)Class E and Class F shares were collapsed into Class G and Class H shares on February 28, 2000, which were then redesignated Class E and Class F shares, respectively.

See notes to financial statements.

 Statement of Changes in Net Assets - Cont.

                                                                      LTMAGF                          LTMGF
====================================================================================================================
                                                              (UNAUDITED)                    (UNAUDITED)
                                                              SIX MONTHS    PERIOD           SIX MONTHS     YEAR
                                                                 ENDED       ENDED              ENDED       ENDED
                                                               APRIL 30,  OCTOBER 31,         APRIL 30,  OCTOBER 31,
                                                                 2001      2000 (A)              2001      2000 (B)
====================================================================================================================
NUMBER OF FUND SHARES:
Sold - Class A                                                  321,623      425,116          2,290,731    4,209,627
Repurchased - Class A                                          (185,199)      (2,337)        (2,509,045)    (987,567)
                                                          -------------   ----------      -------------  -----------
                                                                136,424      422,779           (218,314)   3,222,060
                                                          -------------   ----------      -------------  -----------
Sold - Class B                                                  467,172    1,479,154          2,601,513   14,365,715
Repurchased - Class B                                          (255,568)     (14,113)        (2,995,538)  (2,614,995)
                                                          -------------   ----------      -------------  -----------
                                                                211,604    1,465,041           (394,025)  11,750,720
                                                          -------------   ----------      -------------  -----------
Sold - Class C                                                  203,483      126,947            508,691    2,144,013
Repurchased - Class C                                           (54,978)          --           (742,441)    (435,341)
                                                          -------------   ----------      -------------  -----------
                                                                148,505      126,947           (233,750)   1,708,672
                                                          -------------   ----------      -------------  -----------
Sold - Class E                                                       --           --             25,324        2,521
Repurchased - Class E                                                --           --             (1,431)     (10,224)
Exchange out of Class E into Class G                                 --           --                 --      (56,070)
                                                          -------------   ----------      -------------  -----------
                                                                     --           --             23,893      (63,773)
                                                          -------------   ----------      -------------  -----------
Sold - Class F                                                       --           --             63,586       10,125
Repurchased - Class F                                                --           --             (3,607)     (10,000)
Exchange out of Class F into Class H                                 --           --                 --     (120,839)
                                                          -------------   ----------      -------------  -----------
                                                                     --           --             59,979     (120,714)
                                                          -------------   ----------      -------------  -----------
Sold - Class G                                                       --           --                 --       52,848
Repurchased - Class G                                                --           --                 --      (11,359)
Exchange into Class G from Class E                                   --           --                 --       84,256
                                                          -------------   ----------      -------------  -----------
                                                                     --           --                 --      125,745
                                                          -------------   ----------      -------------  -----------
Sold - Class H                                                       --           --                 --       90,805
Repurchased - Class H                                                --           --                 --      (13,325)
Exchange into Class H from Class F                                   --           --                 --      187,731
                                                          -------------   ----------      -------------  -----------
                                                                     --           --                 --      265,211
                                                          -------------   ----------      -------------  -----------
Sold - Class Z                                                      302       10,377              5,963      118,611
Repurchased - Class Z                                            (2,044)          --            (11,251)     (13,545)
                                                          -------------   ----------      -------------  -----------
                                                                 (1,742)      10,377             (5,288)     105,066
                                                          -------------   ----------      -------------  -----------


(a)The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b)Class E and Class F shares were collapsed into Class G and Class H shares, respectively, on February 28, 2000, which were then redesignated Class E and Class F shares, respectively.


See notes to financial statements.

 Statement of Changes in Net Assets - Cont.

                                                                     LTMGF II                          LTMVF
 ====================================================================================================================
                                                            (UNAUDITED)                     (UNAUDITED)
                                                             SIX MONTHS    PERIOD            SIX MONTHS     YEAR
                                                                ENDED       ENDED               ENDED       ENDED
                                                              APRIL 30,  OCTOBER 31,          APRIL 30,  OCTOBER 31,
                                                                2001      2000 (A)              2001        2000
====================================================================================================================
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss                                         $  (400,017) $  (240,641)      $   (147,706) $   (68,700)
Net realized gain (loss)                                     (6,596,349)  (1,629,594)         3,743,659   (4,081,168)
Net change in unrealized appreciation/depreciation           (5,471,441)    (984,578)        (2,238,415)   9,063,042
                                                          -------------   ----------      -------------  -----------
   Net Increase (Decrease) from Operations                  (12,467,807)  (2,854,813)         1,357,538    4,913,174
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A                            5,262,289    7,120,091          8,592,985    9,721,438
Cost of shares repurchased - Class A                           (810,905)    (106,466)        (1,429,533)  (4,229,543)
                                                          -------------   ----------      -------------  -----------
                                                              4,451,384    7,013,625          7,163,452    5,491,895
                                                          -------------   ----------      -------------  -----------
Receipts for shares sold - Class B                           16,851,938   54,643,471         22,512,379   36,279,403
Cost of shares repurchased - Class B                         (6,288,433)  (1,627,779)        (7,223,777)  (5,164,703)
                                                          -------------   ----------      -------------  -----------
                                                             10,563,505   53,015,692         15,288,602   31,114,700
                                                          -------------   ----------      -------------  -----------
Receipts for shares sold - Class C                            5,748,628    6,080,723          8,008,530    6,949,085
Cost of shares repurchased - Class C                         (1,258,771)     (38,119)          (792,490)  (1,375,441)
                                                          -------------   ----------      -------------  -----------
                                                              4,489,857    6,042,604          7,216,040    5,573,644
                                                          -------------   ----------      -------------  -----------
Receipts for shares sold - Class Z                            1,296,090    5,526,513                 --        1,000
Cost of shares repurchased - Class Z                         (2,330,784)    (574,625)                --   (2,316,413)
                                                          -------------   ----------      -------------  -----------
                                                             (1,034,694)   4,951,888                 --   (2,315,413)
                                                          -------------   ----------      -------------  -----------

Net Increase from Fund Share Transactions                    18,470,052   71,023,809         29,668,094   39,864,826
                                                          -------------   ----------      -------------  -----------
       Total Increase                                         6,002,245   68,168,996         31,025,632   44,778,000

NET ASSETS
Beginning of period                                          68,168,996           --         73,461,230   28,683,230
                                                          -------------   ----------      -------------  -----------
End of period                                               $74,171,241  $68,168,996       $104,486,862  $73,461,230
                                                            ===========   ==========      =============  ===========
Accumulated net investment loss                             $  (400,017)          --       $   (149,788) $    (2,082)
                                                          -------------   ----------      -------------  -----------

NUMBER OF FUND SHARES:
Sold - Class A                                                  524,302      594,785            742,612      929,348
Repurchased - Class A                                           (79,782)      (8,867)          (123,023)    (408,382)
                                                          -------------   ----------      -------------  -----------
                                                                444,520      585,918            619,589      520,966
                                                          -------------   ----------      -------------  -----------
Sold - Class B                                                1,629,350    4,558,363          1,964,397    3,471,972
Repurchased - Class B                                          (630,347)    (138,457)          (630,909)    (505,056)
                                                          -------------   ----------      -------------  -----------
                                                                999,003    4,419,906          1,333,488    2,966,916
                                                          -------------   ----------      -------------  -----------
Sold - Class C                                                  574,089      507,840            699,226      658,468
Repurchased - Class C                                          (121,553)      (3,277)           (68,900)    (134,405)
                                                          -------------   ----------      -------------  -----------
                                                                452,536      504,563            630,326      524,063
                                                          -------------   ----------      -------------  -----------
Sold - Class Z                                                  118,913      461,266                 --          104
Repurchased - Class Z                                          (219,111)     (51,878)                --     (225,000)
                                                          -------------   ----------      -------------  -----------
                                                               (100,198)     409,388                 --     (224,896)
                                                          -------------   ----------      -------------  -----------

(a) The Fund commenced investment operations on March 7, 2000.



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2001 (Unaudited)


NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Tax-Managed Growth Fund ("LTMGF"), Liberty Tax Managed Value Fund ("LTMVF"), Liberty Tax-Managed Growth Fund II ("LTMGF II"), and Liberty Tax Managed Aggressive Growth Fund ("LTMAGF") are each a series of Liberty Funds Trust I (individually referred to as a "Fund", collectively referred to as the "Funds") and are diversified portfolios. Liberty Funds Trust I is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund's investment objective is to maximize long-term capital growth while reducing shareholder exposure to taxes. The Funds may issue an unlimited number of shares. LTMGF offers six classes of shares: Class A, Class B, Class C, Class E, Class F and Class Z. LTMVF, LTMGF II and LTMAGF each offer four classes of shares: Class A, Class B, Class C, and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class E and Class F shares are trust shares. Class E shares are sold with a front-end sales charge and are subject to an annual distribution fee and Class F shares are subject to an annual distribution fee and a contingent deferred sales charge. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in each Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than applicable 12b-1 fees see Note 2: Underwriting discounts, service and distribution fees) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data is calculated using the average shares outstanding during the period. Net investment income per share data reflects the service fee and distribution fee per share where applicable.

Ratios are calculated by adjusting the expense and net investment income ratios for each Fund for the entire period by the service fee and distribution fee where applicable.

FEDERAL INCOME TAXES:
Consistent with the Funds' policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:
Corporate actions and dividend income are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:
Stein Roe & Farnham, Inc. (the "Advisor") is the investment Advisor of each Fund and receives a monthly fee based on each Fund's average net assets as follows:
LTMAGF                            0.80% annually
LTMGF                             0.60% annually
LTMGF II                          0.80% annually
LTMVF                             0.80% annually
Effective January 1, 2001, Stein Roe Investment Counsel LLC (SRIC) was retained by the Advisor as sub-advisor to the Liberty Tax-Managed Growth Fund and the Liberty Tax-Managed Growth Fund II. As sub-advisor, SRIC runs the day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the two funds. The Advisor, out of the advisory fee it receives, pays SRIC a monthly sub-advisory fee equal to a base rate of 0.20% annually of the average daily net assets for each of the two funds. This base fee of 0.20% can be adjusted quarterly to an annual rate as high as 0.25% or to an annual rate as low as 0.15% depending on the investment performance of the Fund over a specified period of time as measured by Morningstar, Inc.'s Large Blend category for domestic equity funds. In addition, the Advisor's contract with SRIC provides that SRIC shall not receive a fee less than $350,000 per annum in the aggregate for managing both Tax-Managed Growth Funds.

ADMINISTRATION FEE:
Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services and office facilities for a monthly fee based on each Fund's average net assets as follows:
LTMAGF                            0.20% annually
LTMGF                             0.40% annually
LTMGF II                          0.20% annually
LTMVF                             0.20% annually
Effective July 1, 2000, the administration fee for LTMGF changed from 0.40% annually to 0.25% annually.

BOOKKEEPING FEE:
For each Fund, the Administrator provides book-keeping and pricing services for $27,000 annually plus 0.035% annually of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Administrator, is the Funds' principal underwriter. During the six months ended April 30, 2001, each Fund has been advised that the Distributor retained net underwriting discounts on LTMGF, LTMGF II, LTMVF and LTMAGF of $53,214, $102,359, $238,147 and $42,406, respectively, on sales of the Funds' Class A shares and received contingent deferred sales charges (CDSC) of $3 for Class A share redemptions on LTMGF II, $932,819, $137,468, none and $62,820 on Class B share redemptions and $11,956, $1,221, none and $1,037 on Class C share redemptions, respectively. LTMGF had no contingent deferred sales charges (CDSC) on Class E and Class F share redemptions.

LTMGF has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B, Class C, Class E and Class F net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B, Class C,

Class F; and up to 0.25% of average net assets attributable to Class E shares. The actual fee with respect to Class E shares will be 0.10% on Class E assets attributable to shares outstanding for less than five years and 0.25% on Class E assets attributable to shares outstanding five years or more.

LTMGF II has adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% of the average net assets attributable to Class B and Class C shares.

LTMVF and LTMAGF have each adopted a 12b-1 plan which requires the payment of a service fee to the Distributor equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.05% of the average net assets attributable to Class A shares and 0.75% of the average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor/Administrator has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.25% annually of the first $100 million of average net assets and 1.50% annually thereafter on LTMGF and LTMGF II, 1.50% annually of the Fund's average net assets on LTMVF and 1.25% annually of the Funds' average net assets on LTMAGF.

For LTMVF, these payments made by the Advisor on behalf of the Fund are subject to reimbursement by the Fund to the Advisor. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the Advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's total expenses (exclusive of service fees and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.50% annually. This arrangement terminates on the earlier of (i) the date on which expense reimbursement payments by the Fund equal the prior payment of such reimbursable expenses by the Advisor, or (ii) three years from the date the Fund's shares are offered for sale. This arrangement may be terminated at an earlier date by the Advisor. For the six month period ended April 30, 2001, the Fund did reimburse the Advisor in the amount of $76,211.

For the six month period ended April 30, 2001, LTMGF's total expenses as defined above did not exceed the expense limit.

OTHER:
The Funds pay no compensation to their officers, all of whom are employees of the Advisor or Administrator.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Funds' assets.

NOTE 3. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
For the six month period ended April 30, 2001, purchases and sales of investments, other than short-term obligations, were as follows:
                       Purchases          Sales
LTMAGF               $ 24,649,734      $ 19,619,412
LTMGF                 259,114,016       276,909,976
LTMGF II               49,567,483        30,573,220
LTMVF                  52,842,334        26,721,395
Unrealized appreciation (depreciation) at April 30, 2001, based on cost of investments for both financial statement and federal income tax purposes was:
                             LTMAGF           LTMGF
Gross unrealized
   appreciation        $   1,609,229    $109,507,522
Gross unrealized
   depreciation           (2,361,258)    (59,529,565)
                       -------------    ------------
   Net unrealized
     appreciation
     (depreciation)    $    (752,029)   $ 49,977,957
                       =============    ============
                          LTMGF II          LTMVF
Gross unrealized
   appreciation        $   5,729,639    $ 11,044,009
Gross unrealized
   depreciation          (12,185,656)     (5,868,270)
                       -------------    ------------
   Net unrealized
     appreciation
     (depreciation)    $  (6,456,017)   $  5,175,739
                       =============    ============

CAPITAL LOSS CARRYFORWARDS:
At October 31, 2000, capital loss carry-forwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:
                 Year of            Capital loss
               expiration           carryforward
               ----------           ------------
LTMAGF            2008              $    649,000
                 Year of            Capital loss
               expiration           carryforward
               ----------           ------------
LTMGF             2005              $    559,000
                  2006                 9,584,000
                  2007                 1,696,000
                  2008                16,678,000
                                    ------------
                                    $ 28,517,000
                                    ============

                 Year of            Capital loss
               expiration           carryforward
               ----------           ------------
LTMGF II          2008              $  1,602,000
                 Year of            Capital loss
               expiration           carryforward
               ----------           ------------
LTMVF             2007              $    656,000
                  2008                 4,005,000
                                    ------------
                                    $  4,661,000
                                    ============

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:
The Funds may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

NOTE 4. LINE OF CREDIT
Each Fund may borrow up to 33 1/3% or up to $200,000,000 of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or
(3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. The Funds had no borrowings under their lines of credit during the six month period ended April 30, 2001.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS
At April 30, 2001, Colonial Management Associates, Inc. owned 96.50% of Class Z shares of LTMAGF, 21.00% of Class Z shares of LTMGFII and 100% of Class Z shares of LTMVF.

FINANCIAL HIGHLIGHTS - LTMAGF

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                           SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
                                                                        CLASS A       CLASS B      CLASS C      CLASS Z
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- BEGINNING OF PERIOD                                  $   12.36    $   12.34    $   12.34    $   12.37
                                                                       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                                    (0.05)       (0.08)       (0.08)       (0.03)
Net realized and unrealized loss                                           (3.80)       (3.81)       (3.81)       (3.83)
                                                                       ---------    ---------    ---------    ---------
Total from Investment Operations                                           (3.85)       (3.89)       (3.89)       (3.86)
                                                                       ---------    ---------    ---------    ---------
NET ASSET VALUE-- END OF PERIOD                                           $ 8.51       $ 8.45       $ 8.45       $ 8.51
                                                                       =========    =========    =========    =========
TOTAL RETURN (b)(c)(d)                                                  (31.15)%     (31.52)%     (31.52)%     (31.20)%
                                                                       =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                               1.55%        2.25%        2.25%        1.25%
Net investment loss (e)                                                  (0.98)%      (1.68)%      (1.68)%      (0.68)%
Fees and expenses waived or
borne by the Advisor/Administrator (e)                                     0.72%        0.72%        0.72%        0.72%
Portfolio turnover (c)                                                       95%          95%          95%          95%
Net assets at end of period (000)                                      $   4,758    $  14,175    $   2,328    $      74

(a)      Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c)      Not annualized.
(d)      Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)      Annualized.


                                                                             PERIOD ENDED OCTOBER 31, 2000(B)
                                                                        CLASS A       CLASS B      CLASS C      CLASS Z
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD
AS OF 08/01/2000                                                       $   11.59    $   11.59    $   11.59    $   11.59
                                                                       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(c)                                                 (0.04)       (0.06)       (0.06)       (0.03)
Net realized and unrealized gain                                            0.81         0.81         0.81         0.81
                                                                       ---------    ---------    ---------    ---------
Total from Investment Operations                                            0.77         0.75         0.75         0.78
                                                                       ---------    ---------    ---------    ---------
NET ASSET VALUE - END OF PERIOD                                        $   12.36    $   12.34    $   12.34    $   12.37
                                                                       =========    =========    =========    =========
TOTAL RETURN (d)(e)(f)                                                     6.64%        6.47%        6.47%        6.73%
                                                                       =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                                            1.55%        2.25%        2.25%        1.25%
Net investment loss (g)(h)                                               (1.19)%      (1.89)%      (1.89)%      (0.89)%
Fees and expenses waived or
borne by the Advisor/Administrator (g)(h)                                  1.82%        1.82%        1.82%        1.82%
Portfolio turnover (e)                                                       47%          47%          47%          47%
Net assets at end of period (000)                                      $   5,227    $  18,080    $   1,567    $     128

(a)      Net of fees and expenses waived or borne by the Advisor/Administrator
         which amounted to:                                            $   (0.06)   $   (0.06)   $   (0.06)   $   (0.06)
(b)      The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(c)      Per share data was calculated using average shares outstanding during the period.
(d)      Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)      Not annualized.
(f)      Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(g)      The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)      Annualized.


 Financial Highlights (continued) - LTMGF

Selected data for a share of each class outstanding throughout each period are as follows:
                                                           SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
                                             CLASS A      CLASS B       CLASS C      CLASS E      CLASS F      CLASS Z
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
BEGINNING OF PERIOD                         $  18.38     $  17.85      $   17.85    $  18.34     $  17.87     $  18.46
                                            --------     --------      ---------    --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (a)                        (0.04)       (0.10)        (0.10)       (0.05)       (0.10)       (0.02)
Net realized and unrealized loss               (3.03)       (2.94)        (2.95)       (3.03)       (2.95)       (3.05)
                                            --------     --------      ---------    --------     --------     --------
Total from Investment Operations               (3.07)       (3.04)        (3.05)       (3.08)       (3.05)       (3.07)
                                            --------     --------      ---------    --------     --------     --------
NET ASSET VALUE - END OF PERIOD             $  15.31     $  14.81      $   14.80    $  15.26     $  14.82     $  15.39
                                            ========     ========      =========    ========     ========     ========
TOTAL RETURN (b)(c)                         (16.70)%     (17.03)%       (17.09)%    (16.79)%     (17.07)%     (16.63)%
                                            ========     ========      =========    ========     ========     ========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                   1.36%        2.11%          2.11%       1.46%        2.11%        1.11%
Net investment loss (d)                      (0.49)%      (1.24)%        (1.24)%     (0.59)%      (1.24)%      (0.24)%
Portfolio turnover (c)                           38%          38%            38%         38%          38%          38%
Net assets at end of period (000's)         $132,827     $435,617      $  63,098    $  7,998     $ 11,969     $  1,537

(a)      Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c)      Not annualized.
(d)      Annualized.



                                                                 YEAR ENDED OCTOBER 31, 2000
                                           CLASS A      CLASS B      CLASS C     CLASS E(A)   CLASS F(A)     CLASS Z
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
BEGINNING OF PERIOD                         $  17.19     $  16.82      $   16.82    $  17.17     $  16.83     $  17.23
                                            --------     --------      ---------    --------     --------     --------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (b)                        (0.12)       (0.26)         (0.26)      (0.14)       (0.26)       (0.08)
Net realized and unrealized gain                1.31         1.29           1.29        1.31         1.30         1.31
                                            --------     --------      ---------    --------     --------     --------
Total from Investment Operations                1.19         1.03           1.03        1.17         1.04         1.23
                                            --------     --------      ---------    --------     --------     --------
NET ASSET VALUE - END OF PERIOD             $  18.38     $  17.85      $   17.85    $  18.34     $  17.87     $  18.46
                                            ========     ========      =========    ========     ========     ========
TOTAL RETURN (c)                               6.92%        6.12%          6.12%       6.81%        6.18%        7.14%
                                            ========     ========      =========    ========     ========     ========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                   1.44%        2.19%          2.19%       1.54%        2.19%        1.19%
Net investment loss (d)                      (0.67)%       (1.42%)        (1.42%)    (0.77)%       (1.42%)      (0.42%)
Portfolio turnover                               69%          69%            69%         69%          69%          69%
Net assets at end of period (000)           $163,502     $532,082      $  80,232    $  9,171     $ 13,368     $  1,941

(a)      Class E and Class F shares were collapsed into Class G and Class H shares, on
         February 28, 2000, which were then redesignated Class E
         and Class F shares, respectively.
(b)      Per share data was calculated using average shares outstanding during the period.
(c)      Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)      The benefits derived from custody credits and directed brokerage arrangements had no impact.


 Financial Highlights (continued) - LTMGF

Selected data for a share of each class outstanding throughout each period are as follows:

                                                              YEAR ENDED OCTOBER 31, 1999
                              CLASS A     CLASS B    CLASS C     CLASS E     CLASS F     CLASS G    CLASS H   CLASS Z(A)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
BEGINNING OF PERIOD          $  13.39    $  13.20    $  13.20   $  13.36    $  13.21    $  13.38   $  13.21    $  15.56
                             --------    --------   ---------   --------    --------    --------   --------    ---------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment loss (b)         (0.03)      (0.15)      (0.15)     (0.05)      (0.15)      (0.05)     (0.15)      (0.02)
Net realized and
unrealized gain                  3.83        3.77        3.77       3.83        3.71        3.84       3.77        1.69
                             --------    --------   ---------   --------    --------    --------   --------    ---------
Total from Investment
Operations                       3.80        3.62        3.62       3.78        3.56        3.79       3.62        1.67
                             --------    --------   ---------   --------    --------    --------   --------    ---------
NET ASSET VALUE --
END OF PERIOD                $  17.19    $  16.82    $  16.82   $  17.14    $  16.77    $  17.17   $  16.83    $  17.23
                             --------    --------   ---------   --------    --------    --------   --------    ---------
TOTAL RETURN (c)               28.38%      27.42%      27.42%     28.29%      26.95%      28.33%     27.40%      10.73%(d)
                             --------    --------   ---------   --------    --------    --------   --------    ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                    1.64%       2.39%       2.39%      1.74%       2.39%       1.74%      2.39%       0.79%(f)
Net investment loss (e)       (0.21)%     (0.96)%     (0.96)%    (0.31)%     (0.96)%     (0.31)%    (0.96)%     (0.13)%(f)
Portfolio turnover                80%         80%         80%        80%         80%         80%        80%         80%
Net assets at
end of period (000)          $ 97,531    $303,726    $ 46,869   $  1,089    $  2,025    $  6,427   $  8,122    $      1

(a)      Class Z shares were initially offered on January 11, 1999.
(b)      Per share data was calculated using average shares outstanding during the period.
(c)      Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)      Not annualized.
(e)      The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)      Annualized.


                                                                      YEAR ENDED OCTOBER 31, 1998
                                          CLASS A     CLASS B   CLASS C      CLASS E     CLASS F    CLASS G     CLASS H
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
BEGINNING OF PERIOD                      $  12.04    $  11.96   $  11.96    $  12.02    $  11.97   $  12.04    $  11.96
                                         --------   ---------   --------    --------    --------   --------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)                      0.03      (0.07)      (0.07)       0.02      (0.07)       0.02
(0.07)
Net realized and unrealized gain             1.32        1.31       1.31        1.32        1.31       1.32        1.32
                                         --------   ---------   --------    --------    --------   --------    ---------
Total from Investment Operations             1.35        1.24       1.24        1.34        1.24       1.34        1.25
                                         --------   ---------   --------    --------    --------   --------    ---------
NET ASSET VALUE --
END OF PERIOD                            $  13.39    $  13.20   $  13.20    $  13.36    $  13.21   $  13.38    $  13.21
                                         --------   ---------   --------    --------    --------   --------    ---------
TOTAL RETURN (c)(d)                        11.21%      10.37%     10.37%      11.15%      10.36%     11.13%      10.45%
                                         --------   ---------   --------    --------    --------   --------    ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                1.56%       2.31%      2.31%       1.66%       2.31%      1.66%       2.31%
Net investment
income (loss) (e)                           0.22%     (0.53)%    (0.53)%       0.12%     (0.53)%      0.12%     (0.53)%
Fees and expenses waived or borne
by the Advisor/Administrator (e)            0.12%       0.12%      0.12%       0.12%       0.12%      0.12%       0.12%
Portfolio turnover                            91%         91%        91%         91%         91%        91%         91%
Net assets at
end of period (000)                      $ 45,472    $124,829   $ 18,786    $    680    $  1,105   $  3,359    $  3,887

(a)Net of fees and expenses waived or borne
   by the Advisor/Administrator which
   amounted to:                          $   0.02    $   0.02   $   0.02    $   0.02    $   0.02   $   0.02    $   0.02
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)The benefits derived from custody credits and directed brokerage arrangements had no impact.

 Financial Highlights (continued) - LTMGF

Selected data for a share of each class outstanding throughout each period are as follows:

                                                                    YEAR ENDED OCTOBER 31, 1997 (B)
                                          CLASS A     CLASS B  CLASS C (C)   CLASS E     CLASS F    CLASS G     CLASS H
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
BEGINNING OF PERIOD                      $  10.08    $  10.08   $  10.08     $ 10.08    $  10.08   $  10.08    $  10.08
                                         --------   ---------   --------    --------    --------   --------    ---------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss) (a)(d)          0.04       (0.03)     (0.03)       0.03       (0.03)      0.03       (0.03)
Net realized and unrealized gain             1.92        1.91       1.91        1.91        1.92       1.93        1.91
                                         --------   ---------   --------    --------    --------   --------    ---------
Total from Investment Operations             1.96        1.88       1.88        1.94        1.89       1.96        1.88
                                         --------   ---------   --------    --------    --------   --------    ---------
NET ASSET VALUE,
END OF PERIOD                            $  12.04    $  11.96   $  11.96     $ 12.02    $  11.97   $  12.04    $  11.96
                                         --------   ---------   --------    --------    --------   --------    ---------
TOTAL RETURN (e)(f)(g)                     19.44%      18.65%     18.65%      19.25%      18.75%     19.44%      18.65%
                                         --------   ---------   --------    --------    --------   --------    ---------
RATIOS TO AVERAGE NET ASSETS
Expenses (h)(i)                             1.50%       2.25%      2.25%       1.60%       2.25%      1.60%       2.25%
Net investment
income (loss) (h)(i)                        0.39%     (0.36)%    (0.36)%       0.29%     (0.36)%      0.29%     (0.36)%
Fees and expenses waived or borne by
the Advisor/Administrator (h)(i)            0.98%       0.98%      0.98%       0.98%       0.98%      0.98%       0.98%
Portfolio turnover (g)                        51%         51%        51%         51%         51%        51%         51%
Net assets at
end of period (000)                      $ 17,142    $ 38,452   $  5,923     $   346    $    421   $  1,288    $  1,156

(a)Net of fees and expenses waived or borne
   by the Advisor/Administrator which
   amounted to:                          $   0.10    $   0.10   $   0.10     $  0.10    $   0.10   $   0.10    $   0.10
(b)The Fund commenced investment operations on December 16, 1996, the activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.
(c)Effective July 1, 1997, Class D shares were redesignated Class C shares.
(d)Per share data was calculated using average shares outstanding during the period.
(e)Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(f)Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i)Annualized.

 Financial Highlights (continued) - LTMGFII

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                           SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
                                                                        CLASS A       CLASS B      CLASS C      CLASS Z
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                                 $   11.55    $   11.51    $   11.50    $   11.58
                                                                       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                                $   (0.03)   $   (0.06)   $   (0.06)   $   (0.02)
Net realized and unrealized loss                                       $   (1.83)   $   (1.85)   $   (1.86)   $   (1.86)
                                                                       ---------    ---------    ---------    ---------
Total from Investment Operations                                       $   (1.86)   $   (1.91)   $   (1.92)   $   (1.88)
                                                                       ---------    ---------    ---------    ---------
NET ASSET VALUE-- END OF PERIOD                                        $    9.69    $    9.60    $    9.58    $    9.70
                                                                       =========    =========    =========    =========
TOTAL RETURN (b)(c)(d)                                                  (16.10)%     (16.59)%     (16.70)%     (16.23)%
                                                                       =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                               1.50%        2.25%        2.25%        1.25%
Net investment loss (e)                                                  (0.54)%      (1.29)%      (1.29)%      (0.29)%
Fees and expenses waived or borne by
the Advisor/Administrator (e)                                              0.08%        0.08%        0.08%        0.08%
Portfolio turnover (c)                                                       46%          46%          46%          46%
Net assets at end of period (000)                                      $   9,982    $  52,023    $   9,167    $   3,000

(a)      Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c)      Not annualized.
(d)      Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)      Annualized.


                                                                                PERIOD ENDED OCTOBER 31, 2000(B)
                                                                        CLASS A       CLASS B      CLASS C      CLASS Z
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                                 $   12.00    $   12.00    $   12.00    $   12.00
                                                                       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)(c)                                                 (0.07)       (0.12)       (0.12)       (0.05)
Net realized and unrealized loss                                           (0.38)       (0.37)       (0.38)       (0.37)
                                                                       ---------    ---------    ---------    ---------
Total from Investment Operations                                           (0.45)       (0.49)       (0.50)       (0.42)
                                                                       ---------    ---------    ---------    ---------
NET ASSET VALUE -- END OF PERIOD                                        $   11.55    $   11.51    $   11.50    $   11.58
                                                                       =========    =========    =========    =========
TOTAL RETURN (d)(e)(f)                                                   (3.75)%      (4.08)%      (4.17)%      (3.50)%
                                                                       =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS
Expenses(g)(h)                                                             1.50%        2.25%        2.25%        1.25%
Net investment loss (g)(h)                                               (0.84)%      (1.59)%      (1.59)%      (0.59)%
Fees and expenses waived or
borne by the Advisor/Administrator (g)(h)                                  0.62%        0.62%        0.62%        0.62%
Portfolio turnover (e)                                                       32%          32%          32%          32%
Net assets at end of period (000)                                      $   6,769    $  50,859    $   5,801    $   4,740

(a)Net of fees and expenses waived or borne by the Advisor/Administrator
   which amounted to:                                                  $    0.05    $    0.05    $    0.05    $    0.05
(b)The Fund commenced investment operations on March 7, 2000.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h)Annualized.

 Financial Highlights (continued) - LTMVF

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                           SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)
                                                                        CLASS A       CLASS B      CLASS C      CLASS Z
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                                 $   11.41    $   11.30    $   11.30    $   11.43
                                                                       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                                            0.01        (0.03)       (0.03)        0.03
Net realized and unrealized gain                                            0.22         0.22         0.22         0.21
                                                                       ---------    ---------    ---------    ---------
Total from Investment Operations                                            0.23         0.19         0.19         0.24
                                                                       ---------    ---------    ---------    ---------
NET ASSET VALUE-- END OF PERIOD                                        $   11.64    $   11.49    $   11.49    $   11.67
                                                                       =========    =========    =========    =========
TOTAL RETURN (b) (c)                                                       2.02%        1.68%        1.68%        2.10%
                                                                       =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                               1.80%        2.50%        2.50%        1.50%
Net investment income (loss) (d)                                           0.22%      (0.48)%      (0.48)%        0.52%
Portfolio turnover (c)                                                       32%          32%          32%          32%
Net assets at end of period (000)                                      $  21,509    $  65,236    $  17,741    $       1

(a)Per share data was calculated using the average shares outstanding during the period.
(b)Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c)Not annualized.
(d)Annualized.


                                                                                   YEAR ENDED OCTOBER 31, 2000
                                                                        CLASS A       CLASS B      CLASS C      CLASS Z
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                                 $   10.64    $   10.61    $   10.61    $   10.65
                                                                       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)(b)                                         0.04        (0.03)       (0.03)        0.07
Net realized and unrealized gain (loss)                                     0.73         0.72         0.72         0.71
                                                                       ---------    ---------    ---------    ---------
Total from Investment Operations                                            0.77         0.69         0.69         0.78
                                                                       ---------    ---------    ---------    ---------
NET ASSET VALUE-- END OF PERIOD                                        $   11.41    $   11.30    $   11.30    $   11.43
                                                                       =========    =========    =========    =========
TOTAL RETURN (c)(d)                                                        7.24%        6.50%        6.50%        7.32%
                                                                       =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                               1.80%        2.50%        2.50%        1.50%
Fees and expenses waived or
borne by Advisor (e)                                                       0.00%        0.00%        0.00%        0.00%
Net investment income (loss) (e)                                           0.39%      (0.31)%      (0.31)%        0.69%
Portfolio turnover (f)                                                       76%          76%          76%          76%
Net assets at end of period (000)                                      $  14,017    $  49,112    $  10,331    $       1

(a)Net of fees and expenses waived or borne by the
   Advisor/Administrator which amounted to:                            $    0.00    $    0.00    $    0.00    $    0.00
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)Not annualized.

 Financial Highlights (continued) - LTMVF

Selected data for a share of each class outstanding throughout each period are as follows:
                                                                                PERIOD ENDED OCTOBER 31, 1999 (A)
                                                                        CLASS A       CLASS B      CLASS C      CLASS Z
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                                 $   12.00    $   12.00    $   12.00    $   12.00
                                                                       ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (b)(c)                                         0.00(h)     (0.04)       (0.04)        0.01
Net realized and unrealized loss                                           (1.36)       (1.35)       (1.35)       (1.36)
                                                                       ---------    ---------    ---------    ---------
Total from Investment Operations                                           (1.36)       (1.39)       (1.39)       (1.35)
                                                                       ---------    ---------    ---------    ---------
NET ASSET VALUE -- END OF PERIOD                                       $   10.64    $   10.61    $   10.61    $   10.65
                                                                       =========    =========    =========    =========
TOTAL RETURN (d)(e)                                                     (11.33)%     (11.58)%     (11.58)%     (11.25)%
                                                                       =========    =========    =========    =========
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g)                                                            1.77%        2.60%        2.60%        1.50%
Net investment income (loss) (f)(g)                                      (0.00)%(h)   (0.83)%      (0.83)%        0.27%
Portfolio turnover (e)                                                       19%          19%          19%          19%
Net assets at end of period (000)                                      $   7,528    $  14,622    $   4,137    $   2,396

(a)From commencement of operations on June 1, 1999.
(b)Net of fees and expenses waived or borne by the Advisor/Administrator
   which amounted to:                                                 $     0.07    $    0.07    $    0.07    $    0.07
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)Annualized.
(h)Rounds to less than 0.001.

Trustees & Transfer Agent

Douglas A. Hacker
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)
Janet Langford Kelly
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)
Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)
Salvatore Macera
Private Investor (formerly Executive Vice President and Director of Itek Corp.) William E. Mayer
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)
Charles R. Nelson
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)
John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)
Joseph R. Palombo
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)
Thomas E. Stitzel
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)
Thomas C. Theobald
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation) Anne-Lee Verville
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

Important Information About This Report
The Transfer Agent for Liberty Tax-Managed Funds is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Tax-Managed Funds. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Tax-Managed Funds

                               GIVE ME LIBERTY.(R)


Liberty Funds believes in financial choice
At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

Liberty believes in professional advice
Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.


Liberty Tax-Managed Funds  Semiannual Report, April 30, 2001

logo: Liberty Funds
Liberty Funds Distributor, Inc. (c)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com postal code:
                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20


                                                 TM-03/721F-0401 (06/01) 01/1090